                        --------------------------------
                              STATE STREET RESEARCH
                               --------------------
                              STRATEGIC INCOME FUND
                              ---------------------

                        ANNUAL REPORT

                        April 30, 2000


                        ---------------------
                             WHAT'S INSIDE
                        ---------------------


                        FROM THE CHAIRMAN

                        America's cycle of economic
                        prosperity continues


                        PORTFOLIO'S MANAGER'S REVIEW

                        Another challenging year for the
                        bond market


                        FUND INFORMATION

                        Facts and figures


                        PLUS, COMPLETE PORTFOLIO HOLDINGS
                        AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                               Service

FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[Photo of Gerard P. Maus]

America's cycle of economic prosperity extended to a record-breaking nine consecutive years as gross domestic product (GDP), a measure of goods and services produced in the U.S., rose strongly in the second half of the period. GDP grew at an annual rate of 7.3% in the fourth quarter of 1999 and 5.4% in the first quarter of 2000, despite the efforts of the Federal Reserve Board to cool down the economy by raising interest rates. The Fed has raised a key short-term interest rate five times in the past 10 months, from 4.75% to 6.0% as inflation picked up to 3.0% and unemployment sunk to a 30-year low.

STOCKS
The U.S. stock market delivered double-digit gains over the 12 months ended April 30, 2000, despite weakness at the end of the period. The S&P 500 rose 10.12%(1). However, S&P technology stocks accounted for a disproportionate share of those gains. And the technology-heavy Nasdaq gained a stunning 52.20% over the same period despite giving back 15.56% in April 2000.

BONDS
In 1999, the bond market was hurt by factors associated with Y2K and rising interest rates. However, long-term U.S. Treasury bonds picked up early in 2000, helped by the federal government's repurchase of bonds -- the first since the 1930s -- and the perception that the Fed is working to stem inflation with higher interest rates. In an environment marked with uncertainty, mortgage bonds held up better than corporate bonds. Both delivered modest single-digit returns. High-yield bonds, which were relatively strong in 1999, finished the fund reporting year behind other bond sectors.

INTERNATIONAL
Economic growth around the globe was better than expected. In Asia and the emerging markets of Latin America, economies rebounded from currency and economic woes faster than anticipated. Japan began to show signs of progress in revitalizing its economy after a decade of stagnation and decline. That was reflected in strong stock market performance in 1999, especially among small Japanese companies. However, Japanese stocks lagged early in 2000 as economic fears returned. European stock markets delivered mixed results. European technology and telecommunications sectors have soared -- and stumbled -- along with the U.S. market.

OUTLOOK AND OPPORTUNITIES
As we enter the second half of 2000, many markets are poised for growth. However, the volatility that has erupted within the technology and telecommunications sectors, both at home and abroad, is a good reminder that diversification still makes sense. Now is a good time to consult your financial professional about the strategies that make sense for your personal portfolio. And, as always, we thank you for your confidence in State Street Research.

    Sincerely,

/s/ Gerard P. Maus

    Gerard P. Maus, Chief Executive Officer
    State Street Research Funds

(1) The S&P 500 (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Aggregate Bond Index is a market-value weighted index of fixed-rate debt issues, including U.S. Treasury, agency, and corporate bond issues, and mortgage-backed securities. The indices do not take transaction charges into consideration. It is not possible to invest directly in the index.
(2) -3.04% for Class B(1) shares; -2.89% for Class B shares; -2.89% for Class C shares; -2.06% for Class S shares.
(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.
(4) Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.
(5) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED, AND BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 2000, except where noted)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDED 3/31/00
(at maximum applicable sales charge)(3)(4)(5)
-------------------------------------------------------------------------------
                          LIFE OF FUND
                         (since 8/30/96)       3 YEAR          1 YEAR
-------------------------------------------------------------------------------
Class A                       4.19%            3.60%           -5.29%
-------------------------------------------------------------------------------
Class B(1)                    4.01%            3.55%           -6.18%
-------------------------------------------------------------------------------
Class B                       4.01%            3.55%           -6.18%
-------------------------------------------------------------------------------
Class C                       4.69%            4.38%           -2.49%
-------------------------------------------------------------------------------
Class S                       5.79%            5.47%           -0.58%
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)(5)
-------------------------------------------------------------------------------
                          LIFE OF FUND
                         (since 8/30/96)       3 YEAR          1 YEAR
-------------------------------------------------------------------------------
Class A                       5.36%            4.68%           -2.16%
-------------------------------------------------------------------------------
Class B(1)                    4.51%            3.86%           -3.04%
-------------------------------------------------------------------------------
Class B                       4.56%            3.91%           -2.89%
-------------------------------------------------------------------------------
Class C                       4.56%            3.91%           -2.89%
-------------------------------------------------------------------------------
Class S                       5.62%            4.94%           -2.06%
-------------------------------------------------------------------------------



YIELD
-------------------------------------------------------------------------------
Class A                                                         7.36%
-------------------------------------------------------------------------------
Class B(1)                                                      6.98%
-------------------------------------------------------------------------------
Class B                                                         6.97%
-------------------------------------------------------------------------------
Class C                                                         6.97%
-------------------------------------------------------------------------------
Class S                                                         7.97%
-------------------------------------------------------------------------------
Yield is based on the net investment income produced for the 30 days ended April 30, 2000.

PORTFOLIO MANAGER'S REVIEW
Strategic Income Fund: Another challenging year for the bond market

[Photo of John H. Kallis]

     John H. Kallis
    Portfolio Manager

We spoke with Jack Kallis, portfolio manager of State Street Research Strategic Income Fund, about the year ended April 30, 2000 and his views on the year ahead.

Q: HOW DID THE FUND PERFORM LAST YEAR?

A: It was a challenging year for the fund. Class A shares returned -2.16% [does not reflect sales charge](2) for the 12 months ended April 30, 2000. The fund underperformed the Lipper Multi-Sector Income Fund Average, which returned -1.08% over the same period, and the Lehman Brothers Aggregate Bond Index, which generated a positive return of 1.26%.(1)

Q: WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE?

A: The environment was generally unfavorable for bonds. The Federal Reserve Board raised short-term interest rates five times in one-quarter percent increments. That brought the federal funds rate up from 4.75% to 6.0% at the end of the period. Although there were no winners in this environment, higher-grade bonds did relatively better than other sectors. High-yield bonds were hurt dramatically. And because 51% of this portfolio was invested in high-yield bonds, the fund was hurt too.

Q: WHERE WERE THE REST OF THE FUND'S INVESTMENTS CONCENTRATED?

A: In addition to the fund's 52% position in high-yield bonds, about 14% was invested in non-dollar foreign bonds. About 20% was invested in U.S. Treasuries and agency bonds, 6% in mortgage bonds and 3% in corporate. Roughly 5% of the fund was in cash at the end of the period. Our Treasury position was less than half of what it was last year. That caused the fund to underperform because investors favored these higher-quality bonds. Corporate bonds were also weak during the period. Mortgage bonds held up pretty well because fewer homeowners were inclined to refinance as interest rates rose.

Q: WHERE WERE THE FUND'S DISAPPOINTMENTS?

A: Clearly, our heavy weighting in high-yield and corporate bonds put us out of step with our peers. However, as these products became cheaper and cheaper, we decided to buy them in anticipation of an end to the rising interest rate cycle. Unfortunately, we have not yet reached the end of that cycle. Also, we owned some Eurodollar Spanish bonds. When we bought them we thought they were pretty cheap. However, the Euro has continued to decrease in value, and that's brought the value of the bonds down, too. That one position hurt the portfolio rather dramatically. That said, our investments in Greek and New Zealand bonds have done quite well.

Q: LAST YEAR YOU ADDED A SMALL POSITION IN EMERGING MARKET BONDS TO THE PORTFOLIO. HOW HAS IT FARED?

A: We increased our investment from about 2% of the portfolio to around 4% of the portfolio, and most of what we own is in relatively short, floating-rate securities. Over the past three months they have delivered about a 2% return. We do not expect these bonds to do well until the Fed is finished raising interest rates, and we plan to pare the position back somewhat in the period ahead. In general, we have been very cautious in this sector -- and very selective.

Q: WHAT IS YOUR OUTLOOK?

A: We expect the environment to remain relatively unfriendly to bonds until the Federal Reserve has succeeded in slowing the economy through interest rate hikes. Our strategy is to incrementally increase our investment in bonds that offer attractive spreads, on the belief that markets that are underperforming now will rebound once the cycle of raising interest rates is complete. (The spread is a bond's yield premium over U.S. Treasury bonds.)



                                              April 30, 2000

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
ASSET ALLOCATION
(by percentage of net assets)

            High-Yield Corporate                   52%
            U.S. Government                        20%
            International                          14%
            Finance/Mortgage                        6%
            Cash                                    5%
            Equities                                3%



PERFORMANCE BY SECTOR
(12 months ended 4/30/00)

            High Grade Debt                       0.7%
            High-Yield                           -0.9%
            International Debt                   -3.0%

                                               % Return

STATE STREET RESEARCH STRATEGIC INCOME FUND

-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
April 30, 2000
-----------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL              MATURITY               VALUE
                                                           AMOUNT                 DATE               (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 92.5%
U.S. TREASURY 4.8%
U.S. Treasury Bond, 11.625% ...........................     $  625,000           11/15/2004           $   744,825
U.S. Treasury Bond, 11.25% ............................        125,000            2/15/2015               182,890
U.S. Treasury Bond, 8.875% ............................        200,000            2/15/2019               255,812
U.S. Treasury Bond, 7.875% ............................        450,000            2/15/2021               532,337
U.S. Treasury Bond, 8.125% ............................        625,000            8/15/2021               759,081
U.S. Treasury Bond, 6.375% ............................        675,000            8/15/2027               689,236
U.S. Treasury Bond, 6.125% ............................        225,000           11/15/2027               222,608
U.S. Treasury Bond, 6.25% .............................        100,000            5/15/2030               103,937
U.S. Treasury STRIPS, 0.00% ...........................        875,000            2/15/2021               248,850
U.S. Treasury TIPS, 3.875% ............................        283,709            4/15/2029               284,330
                                                                                                      -----------
                                                                                                        4,023,906
                                                                                                      -----------
U.S. AGENCY MORTGAGE 15.0%
Federal Home Loan Mortgage Corp., 6.50% ...............        662,066            7/01/2029               618,409
Federal Home Loan Mortgage Corp., 6.75% ...............        400,000            9/15/2029               377,376
Federal National Mortgage Association, 9.00% ..........        496,741            5/01/2009               509,313
Federal National Mortgage Association, 6.625% .........        275,000            9/15/2009               262,325
Federal National Mortgage Association, 6.50% ..........        247,913            9/01/2028               231,576
Federal National Mortgage Association, 6.50% ..........        992,274           11/01/2028               926,854
Federal National Mortgage Association, 6.00% ..........        408,331           12/01/2028               369,666
Federal National Mortgage Association, 6.50% ..........        282,100            3/01/2029               263,501
Federal National Mortgage Association, 7.50% ..........        681,425            7/01/2029               668,007
Federal National Mortgage Association, 7.00% ..........      2,737,037           12/01/2029             2,618,140
Federal National Mortgage Association TBA, 7.00% ......      1,175,000            5/15/2030             1,124,146
Federal National Mortgage Association TBA, 7.50% ......        650,000            5/15/2030               636,084
Federal National Mortgage Association TBA, 8.00% ......        450,000            6/14/2030               448,734
Government National Mortgage Association, 6.50% .......        932,744           11/15/2028               873,869
Government National Mortgage Association, 7.00% .......        466,786            6/15/2029               448,844
Government National Mortgage Association TBA, 8.50% ...        150,000            5/22/2030               152,625
Government National Mortgage Association TBA, 7.00% ...      1,175,000            5/22/2030             1,129,834
Government National Mortgage Association TBA, 8.00% ...        800,000            6/22/2030               800,000
                                                                                                      -----------
                                                                                                       12,459,303
                                                                                                      -----------
YANKEE 2.3%
Bombardier Capital Inc. Note, 7.30%+ ..................        375,000           12/15/2002               370,500
Province of Quebec, 7.50% .............................        150,000            9/15/2029               146,678
Republic of South Africa, 9.125% ......................      1,000,000            5/19/2009               962,500
United Mexican States, 10.375% ........................        150,000            2/17/2009               158,250
Woodside Finance Ltd. Note, 6.60%+ ....................        300,000            4/15/2008               276,078
                                                                                                      -----------
                                                                                                        1,914,006
                                                                                                      -----------
FOREIGN GOVERNMENT 11.7%
                                                            Argentine Peso
Republic of Argentina, 7.375%(+) ......................        340,000            3/31/2005               315,520
                                                           Brazilian Cruzado
Republic of Brazil, 8.00%> ............................        277,067            4/15/2014               198,435
                                                           Greek Drachma
Republic of Greece, 8.80% .............................    826,000,000            6/19/2007             2,571,511
                                                         New Zealand Dollar
Government of New Zealand, 10.00% .....................      1,000,000            3/15/2002               510,986
Government of New Zealand, 8.00% ......................      1,100,000            4/15/2004               551,746
Government of New Zealand, 8.00% ......................      2,500,000           11/15/2006             1,274,812
                                                            Romanian Leu
Republic of Bulgaria, 7.0625%(+) ......................      1,300,000            7/28/2000               988,000
                                                           Spanish Peseta
Government of Spain, 6.00% ............................      1,650,000            1/31/2008             1,549,141
Morocco A Loan Participation, 7.50% ...................     $  725,000            4/02/2001               650,688
Republic of Brazil, 11.625%> ..........................        400,000            4/15/2004               396,000
Republic of Panama, 7.875%(+) .........................        750,000            2/13/2002               736,875
                                                                                                      -----------
                                                                                                        9,743,714
                                                                                                      -----------
FINANCE/MORTGAGE 6.7%
Capital One Bank Note, 6.62% ..........................        300,000            8/04/2003               286,740
Citibank Credit Card Master Trust Series 1999 Cl. A,
  5.875% ..............................................        200,000            3/10/2011               179,062
Commerce 1999-1 A1, Common 1 Mortgage Passthru
  Certificate Class A 1, 6.145% .......................        161,256            2/15/2008               152,688
Countrywide Funding Corp. Note, 6.58% .................        575,000            9/21/2001               566,996
DLJ Commercial Mortgage Corp. 98-C2 Cl. A1-A, 5.88% ...        662,624           11/12/2031               619,864
ERAC USA Finance Co. Note, 6.625%+ ....................        150,000            2/15/2005               142,695
Finova Capital Corp. Note, 6.50% ......................        400,000            7/28/2002               377,864
Ford Motor Credit Co., 7.375% .........................      1,400,000           10/28/2009             1,353,268
GMAC Commercial Mortgage Security Inc. 98-C1 Cl. A1,
  6.41% ...............................................        217,985           11/15/2007               208,550
Heller Financial Inc. Note, 7.125% ....................        625,000            9/28/2004               613,238
Intertek Finance PLC Series B Sr. Sub. Note, 10.25% ...        250,000           11/01/2006               208,750
LB Commercial Mortgage Trust 98C1-A1, 6.33% ...........        144,505           11/18/2004               139,447
LB Commercial Mortgage Trust 98C4-A1, 5.87% ...........        207,330            8/15/2006               194,177
LB Commercial Mortgage Trust 98C4-A1, 6.21% ...........        105,000           10/15/2008                95,648
MBNA Corp. Sr. Note, 6.12% ............................        425,000            8/13/2001               419,139
Morgan Stanley Capital Inc. 98-A1, 6.19% ..............         70,458            1/15/2007                67,342
                                                                                                      -----------
                                                                                                        5,625,468
                                                                                                      -----------
CORPORATE 52.0%
Acetex Sr. Note, 9.75% ................................         90,000           10/01/2003                81,900
Advanced Radio Telecom Corp. Sr. Note, 14.00% .........        300,000            2/15/2007               276,000
Advanstar Communications Inc. Sr. Sub. Note, 9.25% ....        250,000            5/01/2008               228,750
Agriculture Minerals & Chemicals Sr. Note, 10.75% .....         50,000            9/30/2003                39,000
AirGate PCS, Inc. Sr. Sub. Note, 0.00% to 9/30/2009,
  13.5% from 10/1/2009 to maturity ....................        400,000           10/01/2009               228,000
Alaska Steel Corp. Sr. Note, 9.125% ...................        230,000           12/15/2006               225,400
Albertsons Inc. Sr. Deb., 7.45% .......................        225,000            8/01/2029               204,962
American Pacific Corp. Sr. Note, 9.25% ................        175,000            3/01/2005               179,375
American Tissue Inc. Note, 12.50% .....................        250,000            7/15/2006               252,500
Ametek Inc. Sr. Note, 7.20% ...........................        400,000            7/15/2008               356,676
Archibald Candy Corp. Sr. Sec. Note, 10.25% ...........        325,000            7/01/2004               297,375
AT&T Corp. Note, 6.00% ................................        250,000            3/15/2009               221,833
AT&T Corp. Note, 6.50% ................................        350,000            3/15/2029               295,246
Aurora Foods Inc. Sr. Sub. Note Series E, 8.75% .......        250,000            7/01/2008               138,750
Ball Corp. Sr. Note, 7.75% ............................      1,000,000            8/01/2006               945,000
Bio Rad Laboratories Inc. Sr. Sub. Note, 11.625%+ .....        100,000            2/15/2007               102,250
British Sky Broadcasting Group PLC Note, 6.875% .......        225,000            2/23/2009               199,145
Buckeye Cellulose Corp. Sr. Sub. Note, 9.25% ..........        150,000            9/15/2008               147,000
Buckeye Technologies Inc. Sr. Sub. Note, 8.00% ........        150,000           10/15/2010               135,375
California Infrastructure Development Series
  1997- A6, 6.38% .....................................        675,000            9/25/2008               643,990
Call-Net Enterprises Inc. Sr. Note, 8.00% .............        500,000            8/15/2008               355,000
Calpine Corp. Sr. Note, 7.625% ........................         75,000            4/15/2006                70,610
Canadian Forest Oil Ltd. Sr. Sub. Note, 8.75% .........        150,000            9/15/2007               140,250
Cellnet Data Systems Inc. Sr. Note Series B, 0.00%
  to 9/30/2002, 14.00% from 10/1/2002 to maturity[ ] ..        750,000           10/01/2007                61,875
Century Communications Corp. Sr. Note, 8.375% .........        500,000           12/15/2007               446,250
Charter Communications Holdings Corp. Sr. Note,
  10.25%+ .............................................        535,000            1/15/2010               516,275
Chesapeake Energy Corp. Sr. Note Series B, 9.625% .....        550,000            5/01/2005               530,750
Coca-Cola Enterprises Inc. Deb., 6.95% ................        275,000           11/15/2026               245,476
Columbia/HCA Healthcare Corp. Note, 8.12% .............        575,000            8/04/2003               551,770
Columbia/HCA Healthcare Corp. Note, 6.91% .............        250,000            6/15/2005               225,938
Conseco Inc., 8.75% ...................................        275,000            2/09/2004               181,500
Conseco Inc. Note, 9.00% ..............................        150,000           10/15/2006                99,000
Covad Commerce Group, 12.00%+ .........................        250,000            2/15/2010               233,750
Dover Corp. Deb., 6.65% ...............................        150,000            6/01/2028               115,851
Drypers Corp. Series B Sr. Note, 10.25% ...............        750,000            6/15/2007               585,000
Econophone Inc. Sr. Note, 13.50% ......................      1,000,000            7/15/2007             1,005,000
El Paso Energy Corp. Sr. Note, 6.625% .................        300,000            7/15/2001               296,379
Elgar Holdings Inc. Sr. Sub. Note, 9.875% .............        500,000            2/01/2008               252,500
Empire Gas Corp. Sr. Sec. Note, 12.875% ...............      1,000,000            7/15/2004               672,500
Envirosource Inc. Note, 9.75% .........................      1,500,000            6/15/2003               945,000
Envirosource Inc. Sr. Note Series B, 9.75% ............         40,000            6/15/2003                16,800
First Wave Marine Inc. Sr. Note, 11.00% ...............        250,000            2/01/2008               138,750
Fisher Scientific International Inc. Sr. Sub.
  Note, 9.00% .........................................        150,000            2/01/2008               138,000
Florida Windstorm Underwriting Sr. Sec. Note Series
  1999-A, 7.125%+ .....................................        225,000            2/25/2019               211,014
Four M Corp. Sr. Sec. Note Series B, 12.00% ...........        500,000            6/01/2006               472,500
Frontier Corp. Sr. Note, 9.125% .......................        750,000            2/15/2006               637,500
Gentek Inc. Sr. Sub. Note, 11.00% .....................        350,000            8/01/2009               351,750
Globenet Communications Group Ltd. Sr. Note, 13.00% ...        100,000            7/15/2007               100,000
GNI Group Inc. Sr. Note, 10.875% ......................        300,000            7/15/2005               120,000
Golden Ocean Group Ltd. Sr. Note, 10.00%[ ] ...........      1,000,000            8/31/2001               150,000
Great Central Mines Ltd. Sr. Note, 8.875% .............        350,000            4/01/2008               330,750
Gulfmark Offshore Inc. Sr. Note, 8.75% ................        175,000            6/01/2008               157,938
Harrah's Operating Inc. Sr. Sub. Note, 7.875% .........        115,000           12/15/2005               106,950
Henry Co. Sr. Note Series B, 10.00% ...................        350,000            4/15/2008               246,750
Hollinger International Publishing Inc. Sr. Sub.
  Note, 9.25% .........................................        125,000            3/15/2007               120,625
Hollinger International Sr. Sub. Note, 9.25% ..........         45,000            2/01/2006                43,425
Hollywood Casino Note, 13.00%+ ........................        250,000            8/01/2006               266,250
Hyperion Telecommunication Inc. Sr. Sub. Note, 12.00% .        250,000           11/01/2007               253,750
Iasis Healthcare Corp. Sr. Sub. Note, 13.00%+ .........        150,000           10/15/2009               149,625
ICG Holdings Inc. Sr. Note, 0.00% to
  9/14/2000, 13.50% from 9/15/2000 to maturity ........        350,000            9/15/2005               332,500
Intermedia Communications Inc. Sr. Note, 8.60% ........        150,000            6/01/2008               136,875
International Game Technology Sr. Note, 8.375% ........        275,000            5/15/2009               252,313
International Knife & Saw Inc. Sr. Sub. Note, 11.375% .        585,000           11/15/2006               435,825
International Shipholding Corp. Sr. Note
  Series B, 7.75% .....................................        400,000           10/15/2007               346,000
Intersil Corp. Sr. Note, 13.25% .......................        227,000            8/15/2009               256,510
J. Crew Group Inc. Sr. Deb. Note, 0.00%to 10/14/2002,
  13.125% from 10/15/2002 to maturity .................      1,500,000           10/15/2008               832,500
J. Crew Operating Corp. Sr. Sub. Note, 10.375% ........        450,000           10/15/2007               397,125
J.B. Poindexter Inc. Sr. Note, 12.50% .................      1,460,000            5/15/2004             1,365,100
J.H. Heafner Inc. Sr. Note Series D, 10.00% ...........        400,000            5/15/2008               344,000
Kaiser Aluminum & Chemical Corp. Sub. Note, 12.75% ....        600,000            2/01/2003               567,000
Lear Corp. Sr. Note Series B, 8.11% ...................        205,000            5/15/2009               184,020
LIN Televison Corp. Sr. Note, 8.375% ..................        150,000            3/01/2008               127,500
Loehmann's Inc. Sr. Note, 11.875%[ ] ..................        500,000            5/15/2003               110,000
Mohegan Tribal Gaming Authority Sr. Note, 8.125% ......      1,100,000            1/01/2006             1,034,000
NE Restaurant Inc. Sr. Note, 10.75% ...................        650,000            7/15/2008               539,500
New Jersey Economic Development Authority, 7.425% .....        275,000            2/15/2029               266,866
Newpark Resources Inc. Sr. Sub. Note Series B, 8.625% .        525,000           12/15/2007               450,187
News America Holdings Inc. Deb., 7.375% ...............        175,000           10/17/2008               164,374
Nextel Partners Inc., 11.00%+ .........................        145,000            3/15/2010               142,463
Nextel Partners Inc. Sr. Note, 0.00% to
  1/31/2004, 14.00% from 2/1/2004 to maturity .........         63,000            2/01/2009                40,635
North Atlantic Trading Inc. Sr. Note, 11.00% ..........      1,000,000            6/15/2004               885,000
Northpoint Commerce Group Inc. Sr. Note, 12.875%+ .....        290,000            2/15/2010               259,550
Ocean Energy Corp. Sr. Sub. Note, 8.625% ..............        100,000            8/01/2005                96,250
Ocean Energy Inc. Series B Sr. Note, 7.625% ...........        125,000            7/01/2005               116,875
Owens-Illinois Inc. Sr. Deb., 7.50% ...................        200,000            5/15/2010               174,798
Packaging Resources Inc. Sr. Sec. Note, 11.625% .......        300,000            5/01/2003               181,500
Pagemart Nationwide Inc. Sr. Note, 0.00% to 1/31/
  2000, 15.00% from 2/1/2000 to maturity ..............      1,325,000            2/01/2005             1,338,250
Pagemart Wireless Inc. Sr. Sub. Note, 0.00% to 1/31/
  2003, 11.25% from 2/1/2003 to maturity ..............      1,225,000            2/01/2008               661,500
Park Place Entertainment Corp. Sr. Sub. Note, 9.375%+ .        500,000            2/15/2007               495,000
Pathmark Stores Inc. Sr. Sub. Note, 9.625% ............        150,000            5/01/2003               109,500
Peco Energy Transport Trust Series 1999A Cl. A6, 6.05%         400,000            3/01/2009               368,032
Phase Metrics Inc. Sr. Note, 10.75%[ ] ................        500,000            2/01/2005                40,000
Pioneer Americans Acquisition Corp. Sr. Sec. Note
  Series B, 9.25% .....................................        750,000            6/15/2007               622,500
Plains Resources Inc. Sr. Sub. Note, 10.25% ...........        715,000            3/15/2006               687,294
Pogo Producing Co. Sr. Sub. Note, 8.75% ...............        500,000            5/15/2007               470,000
Pool Energy Services Co. Sr. Sub. Note, 8.625% ........        425,000            4/01/2008               428,187
Premier Parks Inc. Sr. Note, 9.75% ....................        200,000            6/15/2007               190,000
Primus Telecommunications Group Sr. Note, 11.75% ......        500,000            8/01/2004               482,500
PSINet, Inc. Sr. Note, 10.50% .........................        340,000           12/01/2006               299,200
Quest Diagnostics Inc. Sr. Sub. Note, 10.75% ..........      1,000,000           12/15/2006             1,040,000
Raytheon Co. Note, 8.30%+ .............................        250,000            3/01/2010               243,885
Rhythms Netconnections Inc. Sr. Note, 14.00%+ .........        500,000            2/15/2010               440,000
Rose Hills Co. Sr. Sub. Note, 9.50% ...................        500,000           11/15/2004               350,000
RSL Communications Ltd. Sr. Note, 12.25% ..............        750,000           11/15/2006               744,375
Safety-Kleen Corp. Sr. Note, 9.25% ....................        250,000            5/15/2009                11,250
Safety-Kleen Services Inc. Sr. Sub. Note, 9.25% .......        350,000            6/01/2008                39,375
Safeway Inc. Note, 7.00% ..............................        300,000            9/15/2002               294,446
Sbarro Inc. Sr. Note, 11.00% ..........................         50,000            9/15/2009                50,000
SCG Holding Corp. Series B, 12.00% ....................        105,000            8/01/2009               112,350
Scotts Co. Sr. Sub. Note, 8.625%+ .....................        200,000            1/15/2009               190,000
Service Master Co. Note, 8.45% ........................        125,000            4/15/2005               123,227
SFX Entertainment Inc. Sr. Note Series B, 9.125% ......         75,000            2/01/2008                75,000
Sheffield Steel Corp. Note Series B, 11.50% ...........        250,000           12/01/2005               195,000
Simonds Industries Inc. Sr. Sub. Note, 10.25% .........        225,000            7/01/2008               157,500
Startec Global Communications Corp. Sr. Note, 12.00% ..        750,000            5/15/2008               626,250
Stater Brothers Holdings Inc. Sr. Note, 10.75% ........        200,000            8/15/2006               200,500
Stericycle Inc. Sr. Sub. Note Series B, 12.375% .......        125,000           11/15/2009               125,625
Terra Industries Sr. Note, 10.50% .....................        100,000            6/15/2005                75,000
Tom's Foods Inc. Sr. Sec. Note, 10.50% ................        500,000           11/01/2004               427,500
Transdigm Inc. Sr. Sub. Note, 10.375% .................        150,000           12/01/2008               118,500
Transwestern Publishing Co. Sr. Sub. Note
  Series D, 9.625% ....................................        250,000           11/15/2007               242,500
Triad Hospitals Sr. Sub. Note, 11.00% .................        175,000            5/15/2009               182,000
United Technologies Corp. Deb., 7.50% .................        175,000            9/15/2029               169,740
US Unwired Inc. Sr. Sub. Note, 0.00% to 10/31/2004,
  13.375% from 11/1/2004 to maturity+ .................        335,000           11/01/2009               182,575
USA Waste Services Inc. Sr. Note, 7.00% ...............        750,000           10/01/2004               672,090
Viatel Inc. Sr. Note, 11.50% ..........................        283,000            3/15/2009               258,945
Viatel Inc. Sr. Note, 0.00% to 4/14/2003, 12.50%
  from 4/15/2003 to maturity ..........................        500,000            4/15/2008               270,000
Wal-Mart Stores, Inc. Note, 7.55% .....................        325,000            2/15/2030               326,407
Waste Management Inc. Note, 7.70% .....................      1,000,000           10/01/2002               948,180
Westinghouse Air Brake Co. Sr. Note Series B2, 9.375% .        150,000            6/15/2005               146,250
Williams Communications Group Sr. Note, 10.875% .......        400,000           10/01/2009               403,000
Winstar Communicaions Inc., 12.50%+ ...................        350,000            4/15/2008               337,750
World Access Inc. Sr. Note, 13.25% ....................        500,000            1/15/2008               447,500
Zilog Inc. Sr. Sec. Note, 9.50% .......................        100,000            3/01/2005                89,500
                                                                                                      -----------
                                                                                                       43,289,027
                                                                                                      -----------
Total Fixed Income Securities (Cost $85,514,224) ..........................................            77,055,424
                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------

                                                                                  SHARES
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER 2.7%
AirGate PCS, Inc. Com.* ...............................                               1,396               119,707
Ameriking Inc. Com.*+ .................................                                 300                 3,000
Ameriking Inc. Sr. Exch. Pfd.*> .......................                              18,158               208,817
Cluett American Corp. Pfd.*> ..........................                               5,990               101,830
Hollinger International, Inc. Cl. A Com. ..............                              96,900             1,223,363
Ionica PLC Wts.*+ .....................................                               1,000                    10
Loral Orion Network Systems Inc. Wts.*+ ...............                               1,000                 6,000
North Atlantic Trading Inc. Sr. Pfd.*> ................                              13,845               211,136
Primus Telecommunications Group Wts.*+ ................                                 500                22,125
RSL Communications Ltd. Wts.*+ ........................                                 500                30,000
Startec Global Communications Wts.*+ ..................                                 750                 1,350
Viatel Inc. Com.* .....................................                               8,000               306,000
Wireless One Inc. Wts.* ...............................                                 750                   750
World Access Inc. Com.* ...............................                               1,571                24,743
                                                                                                      -----------
Total Common Stocks & Other (Cost $2,696,738) .............................................             2,258,831
                                                                                                      -----------
SHORT-TERM INVESTMENTS 5.7%
5.7%State Street Navigator Securities Lending Prime
  Portfolio ........................................                              4,712,062             4,712,062
                                                                                                      -----------
Total Short-Term Investments (Cost $4,712,062) ............................................             4,712,062
                                                                                                      -----------

-----------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL              MATURITY               VALUE
                                                           AMOUNT                 DATE               (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 7.4%
American Express Credit Corp., 5.99% ..................     $1,700,000            5/04/2000           $ 1,700,000
American Express Credit Corp., 5.99% ..................        764,000            5/04/2000               764,000
American Express Credit Corp., 6.02% ..................        590,000            5/09/2000               590,000
Citicorp, 6.01% .......................................      3,083,000            5/01/2000             3,083,000
                                                                                                      -----------
Total Commercial Paper (Cost $6,137,000) ..................................................             6,137,000
                                                                                                      -----------
Total Investments (Cost $99,060,024) - 108.3% .............................................            90,163,317
Cash and Other Assets, Less Liabilities - (8.3%) ..........................................            (6,885,038)
                                                                                                      -----------
Net Assets - 100.0% .......................................................................           $83,278,279
                                                                                                      ===========

-----------------------------------------------------------------------------------------------------------------
Federal Income Tax Information:

At April 30, 2000, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $99,114,828 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of
  value over tax cost .....................................................................           $   785,067
Aggregate gross unrealized depreciation for all investments in which there is an excess of
  tax cost over value .....................................................................            (9,736,578)
                                                                                                      -----------
                                                                                                      $(8,951,511)
                                                                                                      ===========

-----------------------------------------------------------------------------------------------------------------
  *  Nonincome-producing securities.

  +  Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at April 30, 2000 were $4,970,930 and $4,766,332 (5.72% of net assets), respectively.

TBA  Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.

  >  Payments of income may be made in cash or in the form of additional securities.

[ ]  Security is in default.

(+)  Interest rates on these floating-rate bonds will reset annually or biannually based on the six month London
     Interbank Offered Rate (LIBOR) plus .8125%.

Futures contracts open at April 30, 2000, are as follows:

                                                NOTIONAL            EXPIRATION             UNREALIZED
            TYPE                                 AMOUNT                MONTH              DEPRECIATION
            ------------------------------------------------------------------------------------------
            5 Year U.S. Treasury Note          $1,200,000           June, 2000              $(1,342)
            10 Year U.S. Treasury Note          1,200,000           June, 2000               (3,062)
                                                                                            -------
                                                                                            $(4,404)
                                                                                            =======

Forward currency exchange contracts outstanding at April 30, 2000, are as follows:

                                                                   CONTRACT         UNREALIZED       DELIVERY
                                                TOTAL VALUE          PRICE         APPRECIATION        DATE
---------------------------------------------------------------------------------------------------------------
Sell Euro, Buy U.S. dollars                      352,200 EUR      .99120 EUR         $ 28,447           5/18/00
Sell Euro, Buy U.S. dollars                      179,200 EUR      .94745 EUR            5,873           6/26/00
Sell Greek drachma, Buy U.S. dollars         155,290,000 GRD      .00286 GRD           24,699           5/19/00
Sell Greek drachma, Buy U.S. dollars          11,170,000 GRD      .00287 GRD            1,841           5/09/00
Sell Greek drachma, Buy U.S. dollars         250,466,000 GRD      .00294 GRD           59,586           5/18/00
Sell New Zealand dollars, Buy U.S. dollars        20,000 NZD      .49538 NZD              196           5/18/00
Sell New Zealand dollars, Buy U.S. dollars     2,041,000 NZD      .49600 NZD           21,355           7/26/00
Sell New Zealand dollars, Buy U.S. dollars     2,710,000 NZD      .49535 NZD           26,594           7/26/00
                                                                                     --------
                                                                                     $168,591
                                                                                     ========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
April 30, 2000

ASSETS
Investments, at value (Cost $99,060,024) (Note 1) ............     $ 90,163,317
Cash .........................................................              599
Receivable for securities sold ...............................        2,269,073
Interest and dividends receivable ............................        1,968,340
Receivable for open forward contracts ........................          168,591
Receivable for fund shares sold ..............................          100,043
Deferred organization costs and other assets (Note 1) ........           21,432
                                                                   ------------
                                                                     94,691,395
LIABILITIES
Payable for collateral received on securities loaned .........        4,712,062
Payable for securities purchased .............................        5,991,654
Dividends payable ............................................          249,955
Payable for fund shares redeemed .............................          134,453
Accrued management fee (Note 2) ..............................          106,067
Accrued distribution and service fees (Note 4) ...............           90,753
Accrued transfer agent and shareholder services (Note 2) .....           24,143
Accrued trustee's fees (Note 2) ..............................            9,714
Payable for variation margin (Note 1) ........................              188
Other accrued expenses .......................................           94,127
                                                                   ------------
                                                                     11,413,116
                                                                   ------------
NET ASSETS ...................................................     $ 83,278,279
                                                                   ============
Net Assets consist of:
  Undistributed net investment income ........................     $    119,085
  Unrealized depreciation of investments .....................       (8,896,707)
  Unrealized appreciation of forward contracts and
    foreign currency .........................................          142,184
  Unrealized depreciation of futures contracts ...............           (4,404)
  Accumulated net realized loss ..............................       (5,383,080)
  Paid-in capital ............................................       97,301,201

                                                                   ------------
                                                                   $ 83,278,279
                                                                   ============

Net Asset Value and redemption price per share of Class A
  shares ($28,233,987 / 4,515,247 shares) ....................            $6.25
                                                                          =====
Maximum Offering Price per share of Class A shares
  ($6.25 / .955) .............................................            $6.54
                                                                          =====

Net Asset Value and offering price per share of
  Class B(1) shares ($7,303,345 / 1,171,623 shares)* .........            $6.23
                                                                          =====
Net Asset Value and offering price per share of
  Class B shares ($30,417,008 / 4,876,704 shares)* ...........            $6.24
                                                                          =====

Net Asset Value and offering price per share of
  Class C shares ($7,886,971 / 1,264,482 shares)* ............            $6.24
                                                                          =====

Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($9,436,968 / 1,509,619 shares) ............................            $6.25
                                                                          =====

-------------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the year ended April 30, 2000

INVESTMENT INCOME
Interest, net of foreign taxes of $3,729 (Note 1) ............     $  8,610,220
Dividends ....................................................          158,527
                                                                   ------------
                                                                      8,768,747
EXPENSES
Management fee (Note 2) ......................................          741,186
Custodian fee ................................................          161,833
Service fee-Class A (Note 4) .................................           79,992
Distribution and service fees-Class B(1) (Note 4) ............           62,872
Distribution and service fees-Class B (Note 4) ...............          371,635
Distribution and service fees-Class C (Note 4) ...............          131,473
Transfer agent and shareholder services (Note 2) .............          160,905
Registration fees ............................................          114,009
Audit fee ....................................................           46,177
Reports to shareholders ......................................           46,055
Amortization of organization costs (Note 1) ..................           16,291
Trustees' fees (Note 2) ......................................           13,420
Legal fees ...................................................            5,795
Miscellaneous ................................................           14,775
                                                                   ------------
                                                                      1,966,418
Fees paid indirectly (Note 2) ................................           (5,904)
                                                                   ------------
                                                                      1,960,514
                                                                   ------------
Net investment income ........................................        6,808,233
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
CURRENCY, FORWARD CONTRACTS AND FUTURES CONTRACTS

Net realized loss on investments (Notes 1 and 3) .............       (4,212,500)
Net realized loss on futures contracts (Note 1) ..............           (7,466)
Net realized gain on forward contracts and foreign
  currency (Note 1) ..........................................          916,805
                                                                   ------------
  Total net realized loss ....................................       (3,303,161)
                                                                   ------------
  Net unrealized depreciation of investments .................       (6,351,000)
Net unrealized depreciation of forward contracts and foreign
  currency ...................................................           (2,016)
Net unrealized depreciation of futures contracts .............          (10,461)
                                                                   ------------
  Total net unrealized depreciation ..........................       (6,363,477)
                                                                   ------------
Net loss on investments, forward contracts, foreign
  currency and futures contracts .............................       (9,666,638)
                                                                   ------------
Net decrease in net assets resulting from operations .........     $ (2,858,405)
                                                                   ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                        YEAR ENDED APRIL 30
                                                   ----------------------------
                                                       1999            2000
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .........................    $  7,814,686    $  6,808,233
Net realized loss on investments, foreign
  currency, foward contracts and futures
  contracts ...................................      (1,598,647)     (3,303,161)
Net unrealized depreciation of
  investments, foreign currency,
  forward contracts and futures
  contracts ...................................      (3,078,282)     (6,363,477)
                                                   ------------    ------------

Net increase (decrease) resulting
  from operations .............................       3,137,757      (2,858,405)
                                                   ------------    ------------
Dividends from net investment income:
    Class A ...................................      (3,329,784)     (2,367,113)
    Class B(1) ................................         (48,325)       (419,139)
    Class B ...................................      (3,122,662)     (2,474,869)
    Class C ...................................      (1,011,221)       (873,066)
    Class S ...................................        (948,209)       (780,960)
                                                   ------------    ------------
                                                     (8,460,201)     (6,915,147)
                                                   ------------    ------------
Distribution from net realized gains:
    Class A ...................................        (630,946)           --
    Class B ...................................        (603,363)           --
    Class C ...................................        (201,990)           --
    Class S ...................................        (172,194)           --
                                                   ------------    ------------
                                                     (1,608,493)           --
                                                   ------------    ------------

Net increase (decrease) from fund share
  transactions (Note 5) .......................      14,923,121     (18,639,036)
                                                   ------------    ------------
Total increase (decrease) in net assets .......       7,992,184     (28,412,588)
NET ASSETS
Beginning of year .............................     103,698,683     111,690,867
                                                   ------------    ------------

End of year (including undistributed net
  investment income of $140,066 and $119,085,
  respectively) ...............................    $111,690,867    $ 83,278,279
                                                   ============    ============

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
April 30, 2000

NOTE 1

State Street Research Strategic Income Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of three separate funds:
State Street Research Strategic Income Fund, State Street Research Legacy Fund and State Street Research Galileo Fund.

The investment objective of the fund is to provide high current income consistent with overall total return. In seeking to achieve its investment objective, the Fund invests primarily in U.S. Government securities; high-yield, high-risk debt securities (commonly known as "junk bonds"), as well as investment grade debt, of U.S. issuers; and international debt securities of governmental and private issuers.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B
(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain employee retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"). No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. If not valued by a pricing service, such secuities are valued at prices obtained from independent brokers. Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At April 30, 2000, the Fund had a capital loss carryforward of $3,860,331 available, to the extent provided in regulations, to offset future capital gains, if any, which expires April 30, 2008.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1998 through April 30, 1999, the Fund incurred net capital losses of $1,956,431 and has deferred and treated such losses as arising in the fiscal year ended April 30, 2000. From November 1, 1999 through April 30, 2000, the Fund incurred net capital losses of approximately $1,472,000 and intends to defer and treat such losses as arising in the fiscal year ended April 30, 2001.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At April 30, 2000, the value of the securities loaned and the value of collateral were $4,614,988 and $4,712,062, respectively. During the year ended, April 30, 2000, income from securities lending amounted to $13,697 and is included in interest income.

J. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended April 30, 2000, the fees pursuant to such agreement amounted to $741,186.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the year ended April 30, 2000, the amount of such expenses was $77,504.

The Fund has entered into an agreement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended April 30, 2000, the Fund's transfer agent fees were reduced by $5,904 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $13,420 during the year ended April 30, 2000.

NOTE 3

For the year ended April 30, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $155,913,259 and $172,997,800, (including $87,886,394 and $101,135,137 of U.S. Government securities), respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended April 30, 2000, fees pursuant to such plans amounted to $79,992, $62,872, $371,635 and $131,473 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned initial sales charges aggregating $31,450 and $79,411, respectively, on sales of Class A shares of the Fund during the year ended April 30, 2000, and that MetLife Securities, Inc. earned commissions aggregating $97,444 and $2,379 on sales of Class B(1) and Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $33,914, $233,378 and $913 on redemptions of Class B
(1), Class B and Class C shares, respectively, during the period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 2000, MetLife owned 1,157,666 Class A shares, 72,359 Class B(1) shares and 1,176,759 Class S shares of the Fund.

Share transactions were as follows:

                                                           YEARS ENDED APRIL 30
                                       ---------------------------------------------------------------
                                                 1999                               2000
CLASS A                                ----------------------------      -----------------------------
                                       SHARES            AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .....................       1,663,344      $ 11,724,754        1,834,786      $ 11,867,202
Issued upon reinvestment of:
  Dividends from net investment
    income ......................         184,480         1,287,946          206,176         1,332,257
  Distribution from net realized
    gains .......................          82,187           588,209               --                --
Shares redeemed .................      (2,311,032)      (15,949,011)      (2,788,366)      (18,051,759)
                                       ----------      ------------       ----------      ------------
Net decrease ....................        (381,021)     $ (2,348,102)        (747,404)     $ (4,852,300)
                                       ==========      ============       ==========      ============

CLASS B(1)                             SHARES*          AMOUNT*           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .....................         553,702      $  3,800,702          819,604      $  5,350,587
Issued upon reinvestment of
  dividends from net investment
  income ........................           3,640            24,932           48,847           312,994
Shares redeemed .................         (14,780)         (101,368)        (239,390)       (1,534,272)
                                       ----------      ------------       ----------      ------------
Net increase ....................         542,562      $  3,724,266          629,061      $  4,129,309
                                       ==========      ============       ==========      ============

CLASS B                                SHARES            AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .....................       2,632,299       $18,607,800          302,152      $  1,967,645
Issued upon reinvestment of:
  Dividends from net investment
    income ......................         229,456         1,595,713          256,727         1,656,247
  Distribution from net realized
    gains .......................          69,847           498,378               --                --
Shares redeemed .................      (1,629,177)      (11,427,253)      (2,105,254)      (13,596,054)
                                       ----------      ------------       ----------      ------------
Net increase (decrease) .........       1,302,425      $  9,274,638       (1,546,375)     $ (9,972,162)
                                       ==========      ============       ==========      ============

CLASS C                                SHARES            AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .....................       1,162,260      $  8,135,977          415,772      $  2,778,632
Issued upon reinvestment of:
  Dividends from net investment
    income ......................          36,564           249,739           95,290           616,015
  Distribution from net realized
    gains .......................          24,066           171,822               --                --
Shares redeemed .................        (711,904)       (5,017,485)      (1,568,941)      (10,114,152)
                                       ----------      ------------       ----------      ------------
Net increase (decrease) .........         510,986      $  3,540,053       (1,057,879)     $ (6,719,505)
                                       ==========      ============       ==========      ============

CLASS S                                SHARES            AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .....................         105,621        $  753,209           27,785        $  181,729
Issued upon reinvestment of:
  Dividends from net investment
    income ......................          26,264           183,457           37,789           243,566
  Distribution from net realized
    gains .......................          23,933           171,355               --                --
Shares redeemed .................         (52,964)         (375,755)        (252,208)       (1,649,673)
                                       ----------      ------------       ----------      ------------
Net increase (decrease) .........         102,854        $  732,266         (186,634)     $ (1,224,378)
                                       ==========      ============       ==========      ============

------------------------------------------------------------------------------------------------------
* January 1, 1999 (commencement of share class) to April 30, 1999.

STATE STREET RESEARCH STRATEGIC INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each year:
                                                                                                 CLASS A
                                                                         ----------------------------------------------------------
                                                                           AUGUST 30, 1996
                                                                          (COMMENCEMENT OF              YEARS ENDED APRIL 30
                                                                           OPERATIONS) TO        ----------------------------------
                                                                          APRIL 30, 1997(a)        1998(a)      1999(a)     2000(a)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR ($)                                           7.00              7.06         7.33         6.88
                                                                                 ----              ----         ----         ----
  Net investment income ($)*                                                     0.38              0.55         0.52         0.47
  Net realized and unrealized gain (loss) on investments, foreign
    currency, forward contracts and futures contracts ($)                        0.01              0.38        (0.30)       (0.62)
                                                                                 ----              ----         ----         ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                             0.39              0.93         0.22        (0.15)
                                                                                 ----              ----         ----         ----
  Dividends from net investment income ($)                                      (0.31)            (0.55)       (0.56)       (0.48)
  Distributions from net realized gains ($)                                     (0.02)            (0.11)       (0.11)          --
                                                                                 ----              ----         ----         ----
TOTAL DISTRIBUTIONS ($)                                                         (0.33)            (0.66)       (0.67)       (0.48)
                                                                                 ----              ----         ----         ----
NET ASSET VALUE, END OF YEAR ($)                                                 7.06              7.33         6.88         6.25
                                                                                 ====              ====         ====         ====
Total return(b) (%)                                                              5.60 (d)         13.70         3.10        (2.16)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                        36,110            41,348       36,227       28,234
Expense ratio (%)*                                                               1.35 (e)          1.35         1.36         1.59
Expense ratio after expense reductions (%)*                                      1.35 (e)          1.35         1.35         1.58
Ratio of net investment income to average net assets (%)*                        7.30 (e)          7.51         7.36         7.30
Portfolio turnover rate (%)                                                    110.37            179.82       169.92       164.29

* Reflects voluntary reduction of expenses per share of these amounts ($)        0.01              0.01         0.01           --

                                                                                                               CLASS B(1)
                                                                                                        --------------------------
                                                                                                           YEARS ENDED APRIL 30
                                                                                                        --------------------------
                                                                                                          1999(a)(c)        2000(a)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR ($)                                                                    6.91               6.87
                                                                                                          ----               ----
  Net investment income ($)                                                                               0.12               0.43
  Net realized and unrealized gain (loss) on investments, foreign currency,
    forward contracts and futures contracts ($)                                                           0.00              (0.64)
                                                                                                          ----               ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                      0.12              (0.21)
                                                                                                          ----               ----
  Dividends from net investment income ($)                                                               (0.16)             (0.43)
                                                                                                          ----               ----
TOTAL DISTRIBUTIONS ($)                                                                                  (0.16)             (0.43)
                                                                                                          ----               ----
NET ASSET VALUE, END OF YEAR ($)                                                                          6.87               6.23
                                                                                                          ====               ====
Total return(b) (%)                                                                                       1.71(d)           (3.04)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                                                  3,726              7,303
Expense ratio (%)                                                                                         2.11(e)            2.34
Expense ratio after expense reductions (%)                                                                2.10(e)            2.33
Ratio of net investment income to average net assets (%)                                                  6.54(e)            6.60
Portfolio turnover rate (%)                                                                             169.92             164.29
----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH STRATEGIC INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                CLASS B
                                                                         ----------------------------------------------------------
                                                                           AUGUST 30, 1996
                                                                          (COMMENCEMENT OF              YEARS ENDED APRIL 30
                                                                           OPERATIONS) TO        ----------------------------------
                                                                          APRIL 30, 1997(a)        1998(a)      1999(a)     2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                           7.00              7.05         7.31        6.87
                                                                                 ----              ----         ----        ----
  Net investment income ($)*                                                     0.31              0.49         0.47        0.43
  Net realized and unrealized gain (loss) on investments, foreign
    currency, forward contracts and futures contracts ($)                        0.04              0.38        (0.30)      (0.63)
                                                                                 ----              ----         ----        ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                             0.35              0.87         0.17       (0.20)
                                                                                 ----              ----         ----        ----
  Dividends from net investment income ($)                                      (0.28)            (0.50)       (0.50)      (0.43)
  Distributions from net realized gains ($)                                     (0.02)            (0.11)       (0.11)        --
                                                                                 ----              ----         ----        ----
TOTAL DISTRIBUTIONS ($)                                                         (0.30)            (0.61)       (0.61)      (0.43)
                                                                                 ----              ----         ----        ----
NET ASSET VALUE, END OF YEAR ($)                                                 7.05              7.31         6.87        6.24
                                                                                 ====              ====         ====        ====
Total return(b) (%)                                                              4.96 (d)         12.74         2.49       (2.89)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                        19,678            37,432       44,110      30,417
Expense ratio (%)*                                                               2.10 (e)          2.10         2.11        2.34
Expense ratio after expense reductions (%)*                                      2.10 (e)          2.10         2.10        2.33
Ratio of net investment income to average net assets (%)*                        6.73 (e)          6.77         6.63        6.54
Portfolio turnover rate (%)                                                    110.37            179.82       169.92      164.29

* Reflects voluntary reduction of expenses per share of these amounts ($)        0.01              0.01         0.01         --

                                                                                                 CLASS C
                                                                         ----------------------------------------------------------
                                                                           AUGUST 30, 1996
                                                                          (COMMENCEMENT OF              YEARS ENDED APRIL 30
                                                                           OPERATIONS) TO        ----------------------------------
                                                                          APRIL 30, 1997(a)        1998(a)      1999(a)     2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                           7.00              7.05         7.31        6.87
                                                                                 ----              ----         ----        ----
  Net investment income ($)*                                                     0.32              0.49         0.46        0.43
  Net realized and unrealized gain (loss) on investments, foreign
    currency, forward contracts and futures contracts ($)                        0.03              0.38        (0.29)      (0.63)
                                                                                 ----              ----         ----        ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                             0.35              0.87         0.17       (0.20)
                                                                                 ----              ----         ----        ----
  Dividends from net investment income ($)                                      (0.28)            (0.50)       (0.50)      (0.43)
  Distributions from net realized gains ($)                                     (0.02)            (0.11)       (0.11)       --
                                                                                 ----              ----         ----        ----
TOTAL DISTRIBUTIONS ($)                                                         (0.30)            (0.61)       (0.61)      (0.43)
                                                                                 ----              ----         ----        ----
NET ASSET VALUE, END OF YEAR ($)                                                 7.05              7.31         6.87        6.24
                                                                                 ====              ====         ====        ====
Total return(b) (%)                                                              4.96 (d)         12.74         2.49       (2.89)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                         8,590            13,243       15,949       7,887
Expense ratio (%)*                                                               2.10 (e)          2.10         2.11        2.34
Expense ratio after expense reductions (%)*                                      2.10 (e)          2.10         2.10        2.33
Ratio of net investment income to average net assets (%)*                        6.67 (e)          6.77         6.62        6.52
Portfolio turnover rate (%)                                                    110.37            179.82       169.92      164.29

* Reflects voluntary reduction of expenses per share of these amounts ($)        0.01              0.01         0.01        --

----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH STRATEGIC INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   CLASS S
                                                                         ----------------------------------------------------------
                                                                           AUGUST 30, 1996
                                                                          (COMMENCEMENT OF              YEARS ENDED APRIL 30
                                                                           OPERATIONS) TO        ----------------------------------
                                                                          APRIL 30, 1997(a)        1998(a)      1999(a)     2000(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                                           7.00              7.06         7.33        6.89
                                                                                 ----              ----         ----        ----
  Net investment income ($)*                                                     0.39              0.57         0.54        0.49
  Net realized and unrealized gain (loss) on investments, foreign
    currency, forward contracts and futures contracts ($)                        0.02              0.38        (0.30)      (0.63)
                                                                                 ----              ----         ----        ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                             0.41              0.95         0.24       (0.14)
                                                                                 ----              ----         ----        ----
  Dividends from net investment income ($)                                      (0.33)            (0.57)       (0.57)      (0.50)
  Distributions from net realized gains ($)                                     (0.02)            (0.11)       (0.11)       --
                                                                                 ----              ----         ----        ----
TOTAL DISTRIBUTIONS ($)                                                         (0.35)            (0.68)       (0.68)      (0.50)
                                                                                 ----              ----         ----        ----
NET ASSET VALUE, END OF YEAR ($)                                                 7.06              7.33         6.89        6.25
                                                                                 ====              ====         ====        ====
Total return(b) (%)                                                              5.76 (d)         13.99         3.51       (2.06)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                                        10,908            11,675       11,679       9,437
Expense ratio (%)*                                                               1.10 (e)          1.10         1.11        1.34
Expense ratio after expense reductions (%)*                                      1.10 (e)          1.10         1.10        1.33
Ratio of net investment income to average net assets (%)*                        7.51 (e)          7.74         7.62        7.55
Portfolio turnover rate (%)                                                    110.37            179.82       169.92      164.29
* Reflects voluntary reduction of expenses per share of these amounts ($)        0.01              0.01         0.01        --

----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

TO THE TRUSTEES OF STATE STREET RESEARCH SECURITIES TRUST
AND SHAREHOLDERS OF STATE STREET RESEARCH STRATEGIC INCOME FUND:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in the net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Strategic Income Fund (a series of State Street Research Securities Trust, hereafter referred to as the "Trust") at April 30, 2000, and the results of its operations, the change in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 5, 2000

STATE STREET RESEARCH STRATEGIC INCOME FUND

-------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
-------------------------------------------------------------------------------

State Street Research Strategic Income Fund Class A shares returned -2.16% (does not reflect sales charge) for the 12 months ended April 30, 2000. The fund underperformed the Lipper Multi-Sector Income Funds Average, which returned -1.08% over the same period, and the Lehman Brothers Aggregate Bond Index, which generated a positive return of 1.26%.

During the period, the fund was hurt by volatility in the U.S. bond market, which was triggered by rising interest rates. The fund's heavy investment in high-yield and corporate bonds hurt performance as investors sought the relative safety of higher-quality U.S. Treasury bonds.

The manager reduced the fund's investments in U.S. Treasuries and added to the fund's modest investment in emerging market bonds. Unfortunately, our position in Eurodollar Spanish bonds hurt the portfolio rather dramatically. However, several other foreign bond positions contributed positively to performance.

Mortgage bonds held up better than most other sectors because fewer homeowners have sought refinancing in this environment of rising interest rates.

April 30, 2000

All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gains distributions and income dividends. Performance reflects maximum 4.5% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charges, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999. Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs. The Lehman Brothers Aggregate Bond Index is a market-value weighted index of fixed-rate debt issues, including U.S. Treasury, agency, and corporate bond issues, and mortgage-backed securities. The index is unmanaged and does not take transaction charges into consideration. Direct investment in the index is not possible; results are for illustrative purposes only.


                          CHANGE IN VALUE OF $10,000
              BASED ON THE LEHMAN BROTHERS AGGREGATE BOND INDEX
                    COMPARED TO CHANGE IN VALUE OF $10,000
                      INVESTED IN STRATEGIC INCOME FUND

CLASS A SHARES

  Average Annual Total Return
--------------------------------
1 Year    3 Year    Life of Fund
--------------------------------
-6.56%    3.08%       4.04%
--------------------------------

                   Strategic           Lehman Brothers
                    Income                Aggregate
                     Fund                Bond Index
-------------------------------------------------------
8/96               $ 9,550               $10,000
4/97                10,085                10,577
4/98                11,466                11,731
4/99                11,822                12,467
4/00                11,567                12,624

CLASS B(1) SHARES

  Average Annual Total Return
--------------------------------
1 Year    3 Year    Life of Fund
--------------------------------
-7.58%    3.03%       3.86%
--------------------------------

                   Strategic           Lehman Brothers
                    Income                Aggregate
                     Fund                Bond Index
-------------------------------------------------------
8/96               $10,000               $10,000
4/97                10,496                10,577
4/98                11,832                11,731
4/99                12,127                12,467
4/00                11,491                12,624

CLASS B SHARES

  Average Annual Total Return
--------------------------------
1 Year    3 Year    Life of Fund
--------------------------------
-7.43%    3.09%       3.90%
--------------------------------

                   Strategic           Lehman Brothers
                    Income                Aggregate
                     Fund                Bond Index
-------------------------------------------------------
8/96               $10,000               $10,000
4/97                10,496                10,577
4/98                11,832                11,731
4/99                12,127                12,467
4/00                11,510                12,624

CLASS C SHARES

  Average Annual Total Return
--------------------------------
1 Year    3 Year    Life of Fund
--------------------------------
-3.79%    3.91%       4.56%
--------------------------------

                   Strategic           Lehman Brothers
                    Income                Aggregate
                     Fund                Bond Index
-------------------------------------------------------
8/96               $10,000               $10,000
4/97                10,496                10,577
4/98                11,832                11,731
4/99                12,127                12,467
4/00                11,777                12,624

CLASS S SHARES

  Average Annual Total Return
--------------------------------
1 Year    3 Year    Life of Fund
--------------------------------
-2.06%    4.94%       5.62%
--------------------------------

                   Strategic           Lehman Brothers
                    Income                Aggregate
                     Fund                Bond Index
-------------------------------------------------------
8/96               $10,000               $10,000
4/97                10,576                10,577
4/98                12,056                11,731
4/99                12,479                12,467
4/00                12,222                12,624



STATE STREET RESEARCH STRATEGIC INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research Strategic Income Fund ("Fund"), a series of State Street Research
Securities Trust, was convened on February 25, 2000 ("Meeting"). The results of the Meeting are set forth below.

                                                                                                     VOTES (MILLIONS OF SHARES)
                                                                                                -----------------------------------
ACTION ON PROPOSAL                                                                              FOR             AGAINST     ABSTAIN
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
may be expended for the distribution of Class A shares ...................................      2.6               0.4         0.3

CLASS B SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
may be expended for the distribution of Class A shares ...................................      2.7               0.4         0.2

CLASS B(1) SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
may be expended for the distribution of Class A shares ...................................      0.5               0.0         0.0

STATE STREET RESEARCH STRATEGIC INCOME FUND

-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES TRUST
-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      GERARD P. MAUS                         GERARD P. MAUS
STRATEGIC INCOME FUND                      Chairman of the Board,                 Chief Financial Officer,
One Financial Center                       President, Chief Executive             Chief Administrative Officer,
Boston, MA 02111                           Officer and Treasurer                  Director and Interim Chief
                                                                                  Operating Officer,
INVESTMENT ADVISER                         PETER C. BENNETT                       State Street Research &
State Street Research &                    Vice President                         Management Company
Management Company
One Financial Center                       BARTLETT R. GEER                       BRUCE R. BOND
Boston, MA 02111                           Vice President                         Former Chairman of the Board,
                                                                                  Chief Executive Officer and
DISTRIBUTOR                                JOHN H. KALLIS                         President, PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       KIM M. PETERS                          Former Senior Vice President
Boston, MA 02111                           Vice President                         for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       THOMAS A. SHIVELY                      State University
State Street Research                      Vice President
Service Center                                                                    DEAN O. MORTON
P.O. Box 8408                              JAMES M. WEISS                         Former Executive Vice
Boston, MA 02266-8408                      Vice President                         President,  Chief Operating
1-87-SSR-FUNDS (toll-free)                                                        Officer and Director,
                                           ELIZABETH MCCOMBS WESTVOLD             Hewlett-Packard Company
CUSTODIAN                                  Vice President
State Street Bank and                                                             SUSAN M. PHILLIPS
Trust Company                              KENNARD WOODWORTH, JR.                 Dean, School of Business
225 Franklin Street                        Vice President                         and Public Management,
Boston, MA 02110                                                                  George Washington University;
                                           JOSEPH W. CANAVAN                      former Member of the Board
LEGAL COUNSEL                              Assistant Treasurer                    of Governors of the Federal
Goodwin, Procter & Hoar LLP                                                       Reserve System and Chairman
Exchange Place                             DOUGLAS A. ROMICH                      of the Commodity Futures
Boston, MA 02109                           Assistant Treasurer                    Trading Commission

INDEPENDENT AUDITORS                       FRANCIS J. MCNAMARA, III               TOBY ROSENBLATT
PricewaterhouseCoopers LLP                 Secretary and General Counsel          President, Founders Investments Ltd.
160 Federal Street                                                                President, The Glen Ellen Company
Boston, MA 02110                           DARMAN A. WING
                                           Assistant Secretary and                MICHAEL S. SCOTT MORTON
                                           Assistant General Counsel              Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                           AMY L. SIMMONS                         Management, Massachusetts
                                           Assistant Secretary                    Institute of Technology

                                                              ---------------
                                                                 Bulk Rate
STATE STREET RESEARCH STRATEGIC INCOME FUND                     U.S. Postage
One Financial Center                                               PAID
Boston, MA 02111                                                Canton, MA
                                                                Permit #313
                                                              ---------------



QUESTIONS? COMMENTS?

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637 or [hearing impaired 1-800-676-7876]
    [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

[LOGO] STATE STREET RESEARCH

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Strategic Income Fund prospectus.

When used after June 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: (exp0601) SSR-LD                                   SI-1889-0500

                        --------------------------------
                              STATE STREET RESEARCH
                        --------------------------------
                                  GALILEO FUND
                        --------------------------------

                                ANNUAL REPORT
                                April 30, 2000

                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------

                              FROM THE CHAIRMAN
                              America's cycle of
                              economic prosperity continues

                              PORTFOLIO MANAGER'S REVIEW
                              Good timing, industry exposure
                              and stock selection aid performance

                              FUND INFORMATION
                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                         Shareholder Service

FROM THE CHAIRMAN

[Photo of Gerard P. Maus]

DEAR SHAREHOLDER:

America's cycle of economic prosperity extended to a record-breaking nine consecutive years as gross domestic product (GDP), a measure of goods and services produced in the U.S., rose strongly in the second half of the period. GDP grew at an annual rate of 7.3% in the fourth quarter of 1999 and 5.4% in the first quarter of 2000, despite the efforts by the Federal Reserve Board to cool down the economy by raising interest rates. The Fed has raised a key short-term interest rate five times in the past 10 months, from 4.75% to 6.00% as inflation picked up to 3.00% and unemployment sunk to a 30-year low.

STOCKS
The U.S. stock market delivered double-digit gains over the 12 months ended April 30, 2000, despite weakness at the end of the period. The S&P 500 rose 10.12%.(1) However, S&P technology stocks accounted for a disproportionate share of those gains. And the technology-heavy Nasdaq gained a stunning 52.20% over the same period despite giving back 15.56% in April 2000.

BONDS
In 1999, the bond market was hurt by factors associated with Y2K and rising interest rates. However, long-term U.S. Treasury bonds picked up early in 2000, helped by the federal government's repurchase of bonds -- the first since the 1930s -- and the perception that the Fed is working to stem inflation with higher interest rates. In an environment marked with uncertainty, mortgage bonds held up better than corporate bonds. Both delivered modest single-digit returns. High-yield bonds, which were relatively strong in 1999, finished the fund reporting year behind other bond sectors.

INTERNATIONAL
Economic growth around the globe was better than expected. In Asia and the emerging markets of Latin America, economies rebounded from currency and economic woes faster than anticipated. Japan began to show signs of progress in revitalizing its economy after a decade of stagnation and decline. That was reflected in strong stock market performance in 1999, especially among small Japanese companies. However, Japanese stocks lagged early in 2000 as economic fears returned. European stock markets delivered mixed results. European technology and telecommunications sectors have soared -- and stumbled -- along with the U.S. market.

OUTLOOK AND OPPORTUNITIES
As we enter the year 2000, many markets are poised for growth. However, the volatility that has erupted within the technology and telecommunications sectors, both at home and abroad, is a good reminder that diversification still makes sense. Now is a good time to consult your financial professional about the strategies that make sense for your personal portfolio. And, as always, we thank you for your confidence in State Street Research.

     Sincerely,

 /s/ Gerard P. Maus
     Gerard P. Maus, Chief Executive Officer
     State Street Research Funds

(1) The S&P 500 (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction changes into consideration. It is not possible to invest directly in the index.

(2) 17.52% for Class B(1) shares; 17.61% for Class B shares; 17.70% for Class C shares; 18.87% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume rein- vestment of capital gains distributions and income dividends at net asset value.

(4) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B (1) was introduced on January 1, 1999.

(5) Class S shares, offered without a sales charge are available through certain employee benefit plans and special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED, AND BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 2000, except where noted)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDED 3/31/00
(at maximum applicable sales charge)(3)(4)(5)
--------------------------------------------------------------
                             LIFE OF FUND
                           (since 3/11/98)            1 YEAR
--------------------------------------------------------------
Class A                         17.58%                18.90%
--------------------------------------------------------------
Class B(1)                      18.80%                20.01%
--------------------------------------------------------------
Class B                         18.84%                20.22%
--------------------------------------------------------------
Class C                         20.08%                24.19%
--------------------------------------------------------------
Class S                         21.30%                26.56%
--------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Does not reflect sales charge)(3)(5)
-------------------------------------------------------------
                          LIFE OF FUND
                        (since 3/11/98)        1 YEAR
-------------------------------------------------------------
Class A                      19.20%            18.57%
-------------------------------------------------------------
Class B(1)                   18.23%            17.52%
-------------------------------------------------------------
Class B                      18.27%            17.61%
-------------------------------------------------------------
Class C                      18.30%            17.70%
-------------------------------------------------------------
Class S                      19.48%            18.87%
-------------------------------------------------------------

PORTFOLIO MANAGER'S REVIEW
Galileo Fund: Good timing, industry exposure and stock selection aid performance

State Street Research would like to update you on some recent fund news. As of May 2000, Maureen Depp assumed portfolio management responsibility for State Street Research Galileo Fund. Maureen joined the firm in 1997 as vice president and equity analyst. She has 23 years of investment experience.

Q: HOW DID THE FUND PERFORM LAST YEAR?
A: It was a good year for the fund. Class A shares returned 18.57% [does not reflect sales charge](2) for the 12 months ended April 30, 2000. The fund outperformed the S&P 500, which returned 10.12% over the same period. It also outperformed the Lipper Large-Cap Core Funds Average, which gained 14.29%.(1)

Q: WHAT ACCOUNTED FOR THE FUND'S STRONG PERFORMANCE?
A: The easy answer would be wireless and semiconductor stocks. Our stock selection in both segments helped us identify market leaders such as Nokia, the world's leading maker of wireless phones, and Altera and Analog Devices, two leading semi- conductor companies.

  But here's a more detailed answer: Because the fund is organized around fifteen sectors, each followed by an analyst who studies the sector and is responsible for picking the stocks, we submit the fund to a rigorous analysis by an outside firm that tells us very specifically where our performance comes from. It is measured against four factors -- market timing, a list of 12 risk indices, industry exposure and asset selection. This year all four of these factors made a positive contribution to performance, and that is good. Of course, we would rather be neutral on the first three and have asset selection -- that is, our stock picking -- account for the lion's share of performance. However, we'll take this report as good news, and we'll keep working on the rest of the formula.

Q: WHERE WERE THE FUND'S DISAPPOINTMENTS?
A: Although our industry exposure showed up as a positive contributor to performance, our disappointments were clustered in four industry groups: property and casualty insurance, specialty retailing, wireless communications and semiconductors. In the property and casualty sector, we were overweighted, which hurt us during the year because rising interest rates and a variety of industry- specific factors held the stocks down. However, in the past three months, our holdings have been major positive contributors. After being one of the biggest contributors to performance, wireless telecommunications hurt us although some of the fund's strongest performers were also in this segment. That was also true of semiconductors. Although we invested in several strong semiconductor companies, some of our other picks in the sector were laggards. In fact, after riding the semiconductor sector for almost a year, we have started to reduce our exposure to this sector.

Q: WHAT IS THE OUTLOOK FOR THE YEAR AHEAD?
A: This is really a bottom-up stock selection fund. Our analysts are charged with picking the best stocks in their industries. If the environment is changing, if interest rates are going up and the economy is cooling off, some stocks are going to do better than other stocks. It's the job of our analysts to assess the environment and find the winners. We have 15 analysts on the job, thinking in terms of their industries and their companies. As the environment changes, their goal is to find the best stocks in their industries for the time frame that lies ahead.

--------------------------------------------------------------------------------
TOP 10 STOCK POSITIONS
(by percentage of net assets)

1 CISCO SYSTEMS Networking products                                       3.5%
2 SOLECTRON Electronic components                                         2.8%
3 NOKIA Telecommunications equipment                                      2.4%
4 BAXTER INTERNATIONAL Medical products                                   2.3%
5 GENERAL ELECTRIC Diversified manufacturer                               2.2%
6 INTEL Electrical components                                             2.1%
7 QWEST COMMUNICATIONS Telecommunications                                 1.8%
8 ELECTRONIC DATA SYSTEMS Computer services                               1.8%
9 VOICESTREAM WIRELESS Cellular telecom                                   1.7%
J PHARMACIA & UPJOHN Medical/drugs                                        1.7%

These securities represent an aggregate of 22.3% of the portfolio. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

TELECOMMUNICATIONS                           8.2%
DRUGS & BIOTECHNOLOGY                        7.8%
RETAIL                                       7.0%
COMMUNICATIONS TECHNOLOGY                    6.7%
ELECTRONICS                                  5.8%

Total: 35.5%

STATE STREET RESEARCH GALILEO FUND

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
April 30, 2000

---------------------------------------------------------------------------------------------------
                                                                                            VALUE
                                                                       SHARES             (NOTE 1)
---------------------------------------------------------------------------------------------------
COMMON STOCKS 96.3%
AUTOMOBILES & TRANSPORTATION 1.9%
AUTOMOTIVE PARTS 1.3%
Eaton Corp. .......................................................       10,400       $   873,600
                                                                                       -----------
AUTOMOBILES 0.6%
General Motors Corp. ..............................................        4,000           374,500
                                                                                       -----------
Total Automobiles & Transportation ................................                      1,248,100
                                                                                       -----------
CONSUMER DISCRETIONARY 10.3%
CASINOS/GAMBLING, HOTEL/MOTEL 0.7%
International Game Technology Inc.* ...............................       19,600           477,750
                                                                                       -----------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 2.6%
Infinity Broadcasting Corp. Cl. A* ................................       23,700           804,319
USA Networks Inc.* ................................................       15,200           349,600
Walt Disney Co. ...................................................       12,900           558,731
                                                                                       -----------
                                                                                         1,712,650
                                                                                       -----------
RETAIL 7.0%
Bed Bath & Beyond Inc.* ...........................................       16,800           616,350
Circuit City Stores Inc. ..........................................       14,800           870,425
Costco Wholesale Corp.* ...........................................       12,100           654,156
Gap Inc. ..........................................................        7,100           260,925
Home Depot Inc. ...................................................       13,500           756,844
Staples Inc.* .....................................................       25,300           482,281
TJX Companies, Inc.  ..............................................       14,600           280,138
Wal-Mart Stores, Inc. .............................................       14,200           786,325
                                                                                       -----------
                                                                                         4,707,444
                                                                                       -----------
Total Consumer Discretionary ......................................                      6,897,844
                                                                                       -----------
CONSUMER STAPLES 4.0%
BEVERAGES 1.4%
Anheuser-Busch Companies, Inc.  ...................................        5,400           381,037
Coca-Cola Co. .....................................................       11,700           550,631
                                                                                       -----------
                                                                                           931,668
                                                                                       -----------
DRUG & GROCERY STORE CHAINS 2.0%
CVS Corp. .........................................................       21,500           935,250
Kroger Co.* .......................................................       22,800           423,225
                                                                                       -----------
                                                                                         1,358,475
                                                                                       -----------
FOODS 0.6%
Quaker Oats Co. ...................................................        6,500           423,719
                                                                                       -----------
Total Consumer Staples ............................................                      2,713,862
                                                                                       -----------
FINANCIAL SERVICES 14.8%
BANKS & SAVINGS & LOAN 2.9%
Bank of New York Company, Inc. ....................................       12,000           492,750
Chase Manhattan Corp.  ............................................        5,200           374,725
Firstar Corp.  ....................................................       26,100           649,237
Wells Fargo & Co.  ................................................        9,800           402,413
                                                                                       -----------
                                                                                         1,919,125
                                                                                       -----------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.4%
First Data Corp. ..................................................       20,100           978,619
                                                                                       -----------
INSURANCE 4.9%
Ace Ltd. ..........................................................       30,100           720,519
Hartford Financial Services Group, Inc. ...........................       11,600           605,375
Mutual Risk Management Ltd. .......................................       36,700           575,731
Saint Paul Companies, Inc. ........................................       22,600           805,125
XL Capital Ltd. Cl. A .............................................       12,353           588,311
                                                                                       -----------
                                                                                         3,295,061
                                                                                       -----------
MISCELLANEOUS FINANCIAL 5.6%
Ambac Financial Group, Inc. .......................................        8,800           422,400
Capital One Financial Corp.  ......................................       13,300           581,875
Citigroup, Inc.  ..................................................       14,850           882,647
Mellon Financial Corp. ............................................       17,500           562,188
Merrill Lynch & Company Inc. ......................................        7,800           795,112
Metris Companies Inc. .............................................       13,000           487,500
                                                                                       -----------
                                                                                         3,731,722
                                                                                       -----------
Total Financial Services ..........................................                      9,924,527
                                                                                       -----------
HEALTH CARE 9.7%
DRUGS & BIOTECHNOLOGY 7.8%
ALZA Corp.* .......................................................       15,200           669,750
Baxter International Inc.  ........................................       24,000         1,563,000
Genzyme Corp.* ....................................................        7,400           361,213
Pharmacia & Upjohn Corp. ..........................................       22,625         1,129,836
Schering-Plough Corp. .............................................       15,740           634,519
Teva Pharmaceutical Industries Ltd. ADR ...........................        9,200           404,800
Warner-Lambert Co. ................................................        4,200           478,012
                                                                                       -----------
                                                                                         5,241,130
                                                                                       -----------
HOSPITAL SUPPLY 1.9%
Biomet Inc. .......................................................       11,350           405,053
Guidant Corp.* ....................................................       14,800           849,150
                                                                                       -----------
                                                                                         1,254,203
                                                                                       -----------
Total Health Care .................................................                      6,495,333
                                                                                       -----------
INTEGRATED OILS 2.1%
INTEGRATED DOMESTIC 1.1%
Kerr-McGee Corp. ..................................................        7,400           382,950
Unocal Corp. ......................................................       12,000           387,750
                                                                                       -----------
                                                                                           770,700
                                                                                       -----------
INTEGRATED INTERNATIONAL 1.0%
Total Fina SA ADR .................................................        8,600           650,375
                                                                                       -----------
Total Integrated Oils .............................................                      1,421,075
                                                                                       -----------
MATERIALS & PROCESSING 2.4%
CHEMICALS 0.8%
Dow Chemical Co. ..................................................        4,600           519,800
                                                                                       -----------
PAPER & FOREST PRODUCTS 0.7%
Fort James Corp. ..................................................       18,200           435,663
                                                                                       -----------
STEEL 0.9%
Harsco Corp. ......................................................       21,400           635,312
                                                                                       -----------
Total Materials & Processing ......................................                      1,590,775
                                                                                       -----------
OTHER 5.6%
MULTI-SECTOR 5.6%
General Electric Co. ..............................................        9,600         1,509,600
Seagram Ltd. ......................................................       10,200           550,800
Standard & Poor's Depositary Receipt ..............................        1,500           217,641
Teleflex Inc. .....................................................       12,000           414,750
Tyco International Ltd.  ..........................................       23,100         1,061,156
                                                                                       -----------
Total Other .......................................................                      3,753,947
                                                                                       -----------
OTHER ENERGY 4.7%
GAS PIPELINES 1.0%
Dynegy Inc. Cl. A .................................................       10,400           680,550
                                                                                       -----------
OIL & GAS PRODUCERS 1.4%
Anadarko Petroleum Corp. ..........................................       11,200           486,500
Burlington Resources Inc. .........................................       11,550           454,059
                                                                                       -----------
                                                                                           940,559
                                                                                       -----------
OIL WELL EQUIPMENT & SERVICES 2.3%
Baker Hughes Inc. .................................................       14,800           470,825
Coflexip ADR ......................................................        7,100           360,325
Halliburton Co. ...................................................        8,800           388,850
Valero Energy Corp. ...............................................       10,700           310,300
                                                                                       -----------
                                                                                         1,530,300
                                                                                       -----------
Total Other Energy ................................................                      3,151,409
                                                                                       -----------
PRODUCER DURABLES 3.8%
AEROSPACE 0.6%
United Technologies Corp. .........................................        6,500           404,219
                                                                                       -----------
ELECTRICAL EQUIPMENT & COMPONENTS 0.9%
Nortel Networks Corp. .............................................        5,400           611,550
                                                                                       -----------
MISCELLANEOUS EQUIPMENT 1.0%
Danaher Corp. .....................................................       11,500           656,937
                                                                                       -----------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.7%
Lexmark International Group Inc. Cl. A* ...........................        4,000           472,000
                                                                                       -----------
TELECOMMUNICATIONS EQUIPMENT 0.6%
American Tower Corp. Cl. A* .......................................        9,500           441,750
                                                                                       -----------
Total Producer Durables ...........................................                      2,586,456
                                                                                       -----------
TECHNOLOGY 27.1%
COMMUNICATIONS TECHNOLOGY 6.7%
Cisco Systems Inc.* ...............................................       34,300         2,377,955
General Motors Corp. Cl. H* .......................................        4,800           462,300
Lucent Technologies Inc. ..........................................       14,900           926,594
Motorola Inc. .....................................................        3,300           392,906
Qualcomm Inc.* ....................................................        3,400           368,687
                                                                                       -----------
                                                                                         4,528,442
                                                                                       -----------
COMPUTER SOFTWARE 5.0%
Citrix Systems Inc.* ..............................................        5,800           354,162
i2 Technologies Inc.* .............................................        3,400           439,450
Microsoft Corp.* ..................................................       14,900         1,039,275
Oracle Systems Corp.* .............................................       13,600         1,087,150
Veritas Software Co.* .............................................        4,200           450,516
                                                                                       -----------
                                                                                         3,370,553
                                                                                       -----------
COMPUTER TECHNOLOGY 5.3%
Dell Computer Corp.* ..............................................       20,800         1,042,600
Electronic Data Systems Corp. .....................................       17,800         1,223,750
EMC Corp.* ........................................................        5,000           694,688
IBM Corp. .........................................................        5,600           625,100
                                                                                       -----------
                                                                                         3,586,138
                                                                                       -----------
ELECTRONICS 5.8%
Kopin Corp.* ......................................................        4,800           371,700
Nokia Corp. ADR ...................................................       28,000         1,592,500
Solectron Corp.* ..................................................       40,800         1,909,950
                                                                                       -----------
                                                                                         3,874,150
                                                                                       -----------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 4.3%
Altera Corp.* .....................................................        6,900           705,525
Analog Devices Inc.* ..............................................        9,800           752,762
Intel Corp.  ......................................................       11,100         1,407,619
                                                                                       -----------
                                                                                         2,865,906
                                                                                       -----------
Total Technology ..................................................                     18,225,189
                                                                                       -----------
UTILITIES 9.9%
ELECTRICAL 1.0%
Peco Energy Co. ...................................................       16,500           687,844
                                                                                       -----------
GAS DISTRIBUTION 0.7%
Questar Corp. .....................................................       23,800           447,738
                                                                                       -----------
TELECOMMUNICATIONS 8.2%
Colt Telecom Group PLC ADR* .......................................        6,100         1,041,575
Equant N.V.* ......................................................        3,900           304,200
Global Crossing Ltd.* .............................................       10,377           326,875
MCI WorldCom Inc.* ................................................       18,850           856,497
Qwest Communications International Inc.* ..........................       28,552         1,238,443
Vodafone AirTouch PLC ADR .........................................       12,700           596,900
Voicestream Wireless Corp.* .......................................       11,500         1,138,500
                                                                                       -----------
                                                                                         5,502,990
                                                                                       -----------
Total Utilities ...................................................                      6,638,572
                                                                                       -----------
Total Common Stocks (Cost $49,923,899) ............................                     64,647,089
                                                                                       -----------

--------------------------------------------------------------------------------------------------
                                                  PRINCIPAL             MATURITY
                                                    AMOUNT                DATE
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 3.6%
American Express Credit Corp., 5.94% ......      $  626,000            5/03/2000           626,000
Ford Motor Credit Co., 6.02% ..............       1,755,000            5/03/2000         1,755,000
                                                                                       -----------
Total Commercial Paper (Cost $2,381,000) .......................................         2,381,000
                                                                                       -----------
Total Investments (Cost $52,304,899) - 99.9% ...................................        67,028,089
Cash and Other Assets, Less Liabilities - 0.1% .................................            77,854
                                                                                       -----------
Net Assets - 100.0% ............................................................       $67,105,943
                                                                                       ===========


Federal Income Tax Information:
At April 30, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $52,670,081 was as follows:
Aggregate gross unrealized appreciation for all investments in
     which there is an excess of value over tax cost ...........................       $16,257,233
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value ..............................        (1,899,225)
                                                                                       -----------
                                                                                       $14,358,008
                                                                                       ===========
--------------------------------------------------------------------------------------------------
*Nonincome-producing securities.

 ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------
April 30, 2000

ASSETS
Investments, at value (Cost $52,304,899) (Note 1) .........       $67,028,089
Cash ......................................................                53
Receivable for securities sold ............................           961,997
Receivable from Distributor (Note 3) ......................           176,260
Receivable for fund shares sold ...........................            71,547
Dividends and interest receivable .........................            26,319
Deferred organizational costs and other assets (Note 1)                95,644
                                                                  -----------
                                                                   68,359,909
LIABILITIES
Payable for securities purchased ..........................           978,797
Accrued management fee (Note 2) ...........................            71,516
Accrued distribution and service fees (Note 5) ............            66,075
Accrued transfer agent and shareholder services
  (Note 2) ................................................            30,623
Payable for fund shares redeemed ..........................            23,139
Accrued trustees' fees (Note 2) ...........................             1,404
Other accrued expenses ....................................            82,412
                                                                  -----------
                                                                    1,253,966
                                                                  -----------
NET ASSETS                                                        $67,105,943
                                                                  ===========
Net Assets consist of:
  Unrealized appreciation of investments ..................       $14,723,190
  Accumulated net realized gain ...........................         2,060,218
  Paid-in capital .........................................        50,322,535
                                                                  -----------
                                                                  $67,105,943
                                                                  ===========
Net Asset Value and redemption price per share of
  Class A shares ($26,703,809 / 1,949,415 shares) .........            $13.70
                                                                       ======
Maximum Offering Price per share of Class A shares
  ($13.70 / .9425) ........................................            $14.54
                                                                       ======
Net Asset Value and offering price per share of
  Class B(1) shares ($6,846,893 / 508,577 shares)*                     $13.46
                                                                       ======
Net Asset Value and offering price per share of
  Class B shares ($21,267,229 / 1,578,374 shares)*                     $13.47
                                                                       ======
Net Asset Value and offering price per share of
  Class C shares ($5,392,635 / 400,182 shares)* ...........            $13.48
                                                                       ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($6,895,377 / 500,683 shares) ...........................            $13.77
                                                                       ======
-----------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------
STATEMENT OF OPERATIONS
---------------------------------------------------------------------------
For the year ended April 30, 2000

INVESTMENT INCOME
Dividends, net of foreign taxes of $6,171 .................     $   465,687
Interest ..................................................          81,633
                                                                -----------
                                                                    547,320
EXPENSES
Management fee (Note 2) ...................................         370,582
Transfer agent and shareholder services (Note 2) ..........         270,613
Custodian fee .............................................          91,944
Reports to shareholders ...................................          58,716
Service fee-Class A (Note 5) ..............................          57,804
Distribution and service fees-Class B(1) (Note 5) .........          40,747
Distribution and service fees-Class B (Note 5) ............         196,694
Distribution and service fees-Class C (Note 5) ............          40,150
Registration fee ..........................................          45,000
Legal fees ................................................          30,040
Audit fee .................................................          24,192
Amortization of organization costs (Note 1) ...............          17,929
Trustees' fees (Note 2) ...................................           6,764
Miscellaneous .............................................          14,260
                                                                -----------
                                                                  1,265,435
Expenses borne by the Distributor (Note 3) ................        (349,425)
Fees paid indirectly (Note 2) .............................         (10,489)
                                                                -----------
                                                                    905,521
                                                                -----------
Net investment loss .......................................        (358,201)
                                                                -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 4) ..........       3,278,655
Net unrealized appreciation of investments ................       7,076,602
                                                                -----------
Net gain on investments ...................................      10,355,257
                                                                -----------
Net increase in net assets resulting from operations ......     $ 9,997,056
                                                                ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                      YEARS ENDED APRIL 30
                                                  -----------------------------
                                                      1999            2000
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss ...........................   $  (153,057)      $  (358,201)
Net realized gain on investments ..............        90,025         3,278,655
Net unrealized appreciation of investments ....     7,360,231         7,076,602
                                                  -----------       -----------
Net increase resulting from operations ........     7,297,199         9,997,056
                                                  -----------       -----------
Dividend from net investment income:
  Class A .....................................        (4,187)             --
  Class B(1) ..................................          (392)             --
  Class B .....................................        (3,499)             --
  Class C .....................................          (162)             --
  Class S .....................................        (1,833)             --
                                                  -----------       -----------
                                                      (10,073)             --
                                                  -----------       -----------
Distribution from net realized gains:
  Class A .....................................          --            (353,067)
  Class B(1) ..................................          --             (62,081)
  Class B .....................................          --            (298,049)
  Class C .....................................          --             (53,412)
  Class S .....................................          --             (92,063)
                                                  -----------       -----------
                                                         --            (858,672)
                                                  -----------       -----------
Net increase from fund share transactions
  (Note 6) ....................................    22,384,425        11,197,665
                                                  -----------       -----------
Total increase in net assets ..................    29,671,551        20,336,049
NET ASSETS
Beginning of year .............................    17,098,343        46,769,894
                                                  -----------       -----------
End of year ...................................   $46,769,894       $67,105,943
                                                  ===========       ===========

The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 1

State Street Research Galileo Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of three separate funds:
State Street Research Galileo Fund, State Street Research Legacy Fund and State Street Research Strategic Income Fund.

The Fund seeks to provide long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of total assets in stocks and convertible securities of companies in the Russell 1000 Index and of other U.S. and foreign companies of comparable size.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay a service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B
(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the Nasdaq system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. For the year ended April 30, 2000, the Fund has designated as long-term $478,671 of the distributions from net realized gains.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the year ended April 30, 2000, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended April 30, 2000, the fees pursuant to such agreement amounted to $370,582.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the year ended April 30, 2000, the amount of such expenses was $80,664.

The Fund has entered into an agreement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended April 30, 2000 the Fund's transfer agent fees were reduced by $10,489 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $6,764 during the year ended April 30, 2000.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the year ended April 30, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $349,425.

NOTE 4

For the year ended April 30, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $68,011,143 and $58,731,723, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended April 30, 2000, fees pursuant to such plans amounted to $57,804, $40,747, $196,694 and $40,150 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $49,020 and $42,047, respectively, on sales of Class A shares of the Fund during the year ended April 30, 2000, and that MetLife Securities, Inc. earned commissions aggregating $61,710 and $3,371 on sales of Class B(1) and Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $26,392, $115,012 and $146 on redemptions of Class B(1), Class B and Class C shares, respectively, during the period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 2000, MetLife owned 53,153 Class A shares, 47,763 Class B(1) shares, 5,401 Class B shares, 53,164 Class C shares and 478,356 Class S shares of the Fund.

These transactions break down by share class as follows:

                                                            YEARS ENDED APRIL 30
                                        --------------------------------------------------------------
                                                   1999                              2000
                                        -----------------------------    -----------------------------
CLASS A                                  SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .......................      1,300,910       $12,827,023       1,091,104       $13,213,898
Issued upon reinvestment of:
  Dividend from net investment
    income ........................            346             3,871              --                --
  Distribution from net realized
    gains .........................             --                --          28,677           352,277
Shares redeemed ...................       (536,633)       (5,339,004)       (553,147)       (6,843,631)
                                         ---------       -----------       ---------       -----------
Net increase ......................        764,623       $ 7,491,890         566,634       $ 6,722,544
                                         =========       ===========       =========       ===========

CLASS B(1)                              SHARES*          AMOUNT*           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .......................        155,558       $ 1,695,333         408,824       $ 4,955,974
Issued upon reinvestment of:
  Dividend from net investment
    income ........................             25               278              --                --
  Distribution from net realized
    gains .........................             --                --           5,050            61,289
Shares redeemed ...................         (2,833)          (31,548)        (58,047)         (724,984)
                                         ---------       -----------       ---------       -----------
Net increase ......................        152,750       $ 1,664,063         355,827       $ 4,292,279
                                         =========       ===========       =========       ===========

CLASS B                                  SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .......................      1,541,674       $15,031,738         233,464       $ 2,848,968
Issued upon reinvestment of:
  Dividend from net investment
    income ........................            273             3,041              --                --
  Distribution from net realized
    gains .........................             --                --          24,004           290,910
Shares redeemed ...................       (401,173)       (4,085,786)       (339,103)       (4,124,433)
                                         ---------       -----------       ---------       -----------
Net increase (decrease) ...........      1,140,774       $10,948,993         (81,635)      $  (984,555)
                                         =========       ===========       =========       ===========

CLASS C                                  SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .......................        251,953       $ 2,568,968         192,750       $ 2,394,823
Issued upon reinvestment of:
  Dividend from net investment
    income ........................              5                55              --                --
  Distribution from net realized
    gains .........................             --                --           4,073            49,381
Shares redeemed ...................        (43,795)         (422,874)       (111,900)       (1,365,111)
                                         ---------       -----------       ---------       -----------
Net increase ......................        208,163       $ 2,146,149          84,923       $ 1,079,093
                                         =========       ===========       =========       ===========

CLASS S                                  SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .......................         16,658       $   166,409           3,726        $   47,665
Issued upon reinvestment of:
  Dividend from net investment
    income ........................              9                85              --                --
  Distribution from net realized
    gains .........................             --                --           7,467            92,063
Shares redeemed ...................         (3,136)          (33,164)         (4,129)          (51,424)
                                         ---------       -----------       ---------       -----------
Net increase ......................         13,531       $   133,330           7,064       $    88,304
                                         =========       ===========       =========       ===========
------------------------------------------------------------------------------------------------------
* January 1, 1999 (commencement of share class) to April 30, 1999.

STATE STREET RESEARCH GALILEO FUND

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each year:
                                                                  CLASS A                                         CLASS B(1)
                                              ----------------------------------------------------         ------------------------
                                                 MARCH 11, 1998
                                               (COMMENCEMENT OF            YEARS ENDED APRIL 30              YEARS ENDED APRIL 30
                                                 OPERATIONS) TO         --------------------------          ----------------------
                                                APRIL 30, 1998(a)        1999(a)           2000(a)          1999(a)(c)     2000(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                9.55               9.92              11.73            10.63           11.63
                                                      ----              -----              -----            -----           -----
  Net investment income (loss) ($)*                   0.01              (0.01)             (0.04)           (0.03)          (0.13)
  Net realized and unrealized gain on
    investments ($)                                   0.36               1.82               2.20             1.03            2.15
                                                      ----              -----              -----            -----           -----
TOTAL FROM INVESTMENT OPERATIONS ($)                  0.37               1.81               2.16             1.00            2.02
                                                      ----              -----              -----            -----           -----
  Dividend from net investment income ($)             --                (0.00)              --              (0.00)           --
  Distribution from net realized gains ($)            --                 --                (0.19)            --             (0.19)
                                                      ----              -----              -----            -----           -----
TOTAL DISTRIBUTIONS ($)                               --                (0.00)             (0.19)           (0.00)          (0.19)
                                                      ----              -----              -----            -----           -----
NET ASSET VALUE, END OF PERIOD ($)                    9.92              11.73              13.70            11.63           13.46
                                                      ====              =====              =====            =====           =====
Total return(b) (%)                                   3.87(d)           18.28              18.57             9.44(d)        17.52
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)              6,132             16,220             26,704            1,776           6,847
Expense ratio (%)*                                    1.25(e)            1.27               1.27             2.02(e)         2.02
Expense ratio after expense reductions (%)*           1.25(e)            1.25               1.25             2.00(e)         2.00
Ratio of net investment income (loss) to average
  net assets (%)*                                     0.45(e)           (0.09)             (0.29)           (1.01(e)        (1.05)
Portfolio turnover rate (%)                          13.04             134.16             106.12           134.16          106.12

* Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)                 0.03               0.08               0.08             0.02            0.09

                                                                           CLASS B
                                                       -----------------------------------------------
                                                          MARCH 11, 1998
                                                        (COMMENCEMENT OF        YEARS ENDED APRIL 30
                                                          OPERATIONS) TO     -------------------------
                                                        APRIL 30, 1998(a)       1999(a)        2000(a)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                       9.55               9.90             11.63
                                                             ----              -----             -----
  Net investment loss ($)*                                  (0.00)             (0.09)            (0.13)
  Net realized and unrealized gain on investments ($)        0.35               1.82              2.16
                                                             ----              -----             -----
TOTAL FROM INVESTMENT OPERATIONS ($)                         0.35               1.73              2.03
                                                             ----              -----             -----
  Dividend from net investment income ($)                     --               (0.00)              --
  Distribution from net realized gains ($)                    --                 --              (0.19)
                                                             ----              -----             -----
TOTAL DISTRIBUTIONS ($)                                       --               (0.00)            (0.19)
                                                             ----              -----             -----
NET ASSET VALUE, END OF YEAR ($)                             9.90              11.63             13.47
                                                             ====              =====             =====
Total return(b) (%)                                          3.66(d)           17.50             17.61

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                     5,142             19,300            21,267
Expense ratio (%)*                                           2.00(e)            2.02              2.02
Expense ratio after expense reductions (%)*                  2.00(e)            2.00              2.00
Ratio of net investment loss to average net
  assets (%)*                                               (0.31)(e)          (0.84)            (1.04)
Portfolio turnover rate (%)                                 13.04             134.16            106.12

* Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)                        0.03               0.08              0.07

------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contigent deferred sales charges. Total return would be lower if the Distributor and is affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH GALILEO FUND

------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
------------------------------------------------------------------------------------------------------
                                                                         CLASS C
                                                       -----------------------------------------------
                                                          MARCH 11, 1998
                                                        (COMMENCEMENT OF        YEARS ENDED APRIL 30
                                                          OPERATIONS) TO     -------------------------
                                                        APRIL 30, 1998(a)       1999(a)        2000(a)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                        9.55              9.91             11.63
                                                            ------            ------            ------
  Net investment loss ($)*                                   (0.00)            (0.09)            (0.13)
  Net realized and unrealized gain on investments ($)         0.36              1.81              2.17
                                                            ------            ------            ------
TOTAL FROM INVESTMENT OPERATIONS ($)                          0.36              1.72              2.04
                                                            ------            ------            ------
  Dividend from net investment income ($)                     --               (0.00)             --
  Distribution from net realized gains ($)                    --                --               (0.19)
                                                            ------            ------            ------
TOTAL DISTRIBUTIONS ($)                                       0.00             (0.00)            (0.19)
                                                            ------            ------            ------
NET ASSET VALUE, END OF YEAR ($)                              9.91             11.63             13.48
                                                            ======            ======            ======
Total return(b) (%)                                           3.77(d)          17.36             17.70

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                      1,061             3,667             5,393
Expense ratio (%)*                                            2.00(e)           2.02              2.02
Expense ratio after expense reductions (%)*                   2.00(e)           2.00              2.00
Ratio of net investment loss to average net assets (%)*      (0.13)(e)         (0.85)            (1.08)
Portfolio turnover rate (%)                                  13.04            134.16            106.12
* Reflects voluntary reduction of expenses per share of
  these amounts (Note 3) ($)                                  0.04              0.08              0.08

                                                                            CLASS S
                                                       -----------------------------------------------
                                                          MARCH 11, 1998
                                                        (COMMENCEMENT OF        YEARS ENDED APRIL 30
                                                          OPERATIONS) TO     -------------------------
                                                        APRIL 30, 1998(a)       1999(a)        2000(a)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR ($)                        9.55              9.92             11.76
                                                            ------            ------            ------
  Net investment income (loss) ($)*                           0.02              0.02             (0.00)
  Net realized and unrealized gain on investments ($)         0.35              1.82              2.20
                                                            ------            ------            ------
TOTAL FROM INVESTMENT OPERATIONS ($)                          0.37              1.84              2.20
                                                            ------            ------            ------
  Dividend from net investment income ($)                     --               (0.00)             --
  Distribution from net realized gains ($)                    --                --               (0.19)
                                                            ------            ------            ------
TOTAL DISTRIBUTIONS ($)                                       --               (0.00)            (0.19)
                                                            ------            ------            ------
NET ASSET VALUE, END OF YEAR ($)                              9.92             11.76             13.77
                                                            ======            ======            ======
Total return(b) (%)                                           3.87(d)          18.59             18.87

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year ($ thousands)                      4,763             5,806             6,895
Expense ratio (%)*                                            1.00(e)           1.02              1.02
Expense ratio after expense reductions (%)*                   1.00(e)           1.00              1.00
Ratio of net investment income (loss) to average net
  assets (%)*                                                 0.98(e)           0.18             (0.04)
Portfolio turnover rate (%)                                  13.04            134.16            106.12
* Reflects voluntary reduction of expenses per share of
  these amounts (Note 3) ($)                                  0.06              0.08              0.07

-------------------------------------------------------------------------------------------------------

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contigent deferred sales charges. Total return would be lower if the Distributor and is affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

TO THE TRUSTEES OF STATE STREET RESEARCH
SECURITIES TRUST AND SHAREHOLDERS OF
STATE STREET RESEARCH GALILEO FUND:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Galileo Fund (a series of State Street Research Securities Trust, hereafter referred to as the "Trust") at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 5, 2000

STATE STREET RESEARCH GALILEO FUND

-------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
-------------------------------------------------------------------------------

It was a good year for State Street Research Galileo Fund. Class A shares returned 18.57% [does not reflect sales charge] for the 12 months ended April 30, 2000. The fund outperformed the S&P 500, which returned 10.12% over the same period. It also outperformed the Lipper Large-Cap Core Funds Average, which gained 14.29%.

The fund's strongest performers were technology stocks, including Nokia, the world's leading wireless phone manufacturer, and Altera and Analog Devices, leading semiconductor manufacturers. The fund's disappointments were in property and casualty insurance, specialty retailing, wireless communications and semiconductors. Although some of the fund's strongest performers were in the latter two sectors, overall stock selection held performance down for the group.

April 30, 2000

Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B
(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1999. Class B(1) was introduced on January 1, 1999. Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs. The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 1000 Index is an index of the 1,000 largest publicly-traded U.S. companies. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

                          CHANGE IN VALUE OF $10,000
               BASED ON THE S&P 500 AND THE RUSSELL 1000 INDEX
                    COMPARED TO CHANGE IN VALUE OF $10,000
                           INVESTED IN GALILEO FUND

CLASS A SHARES

Average Annual Total Return
----------------------------
1 Year          Life of Fund
---------------------------
11.76%             15.95%
---------------------------

                    Galileo              Russell                S&P 500
                     Fund               1000 Index               Index
------------------------------------------------------------------------
3/98               $ 9,425               $10,000               $10,000
4/98                 9,790                10,103                10,102
4/99                11,580                12,154                12,308
4/00                13,734                13,667                13,553

CLASS B(1) SHARES

Average Annual Total Return
----------------------------
1 Year          Life of Fund
---------------------------
12.52%             17.07%
---------------------------

                    Galileo              Russell                S&P 500
                     Fund               1000 Index               Index
------------------------------------------------------------------------
3/98               $10,000               $10,000               $10,000
4/98                10,366                10,103                10,102
4/99                12,182                12,154                12,308
4/00                14,317                13,667                13,553

CLASS B SHARES

Average Annual Total Return
----------------------------
1 Year          Life of Fund
---------------------------
12.61%             17.10%
---------------------------

                    Galileo              Russell                S&P 500
                     Fund               1000 Index               Index
------------------------------------------------------------------------
3/98               $10,000               $10,000               $10,000
4/98                10,366                10,103                10,102
4/99                12,180                12,154                12,308
4/00                14,325                13,667                13,553

CLASS C SHARES

Average Annual Total Return
----------------------------
1 Year          Life of Fund
---------------------------
16.70%             18.30%
---------------------------

                    Galileo              Russell                S&P 500
                     Fund               1000 Index               Index
------------------------------------------------------------------------
3/98               $10,000               $10,000               $10,000
4/98                10,377                10,103                10,102
4/99                12,179                12,154                12,308
4/00                14,334                13,667                13,553

CLASS S SHARES

Average Annual Total Return
----------------------------
1 Year          Life of Fund
---------------------------
18.87%             19.48%
---------------------------

                    Galileo              Russell                S&P 500
                     Fund               1000 Index               Index
------------------------------------------------------------------------
3/98               $10,000               $10,000               $10,000
4/98                10,387                10,103                10,102
4/99                12,318                12,154                12,308
4/00                14,643                13,667                13,553

STATE STREET RESEARCH GALILEO FUND

-----------------------------------------------------------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research Galileo Fund ("Fund"), a series of State Street Research Securities
Trust, was convened on February 25, 2000 ("Meeting"). The results of the Meeting are set forth below.

                                                                                                    VOTES (MILLIONS OF SHARES)
                                                                                            ---------------------------------------
ACTION ON PROPOSAL                                                                              FOR           AGAINST    ABSTAIN
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
may be expended for the distribution of Class A shares ...................................      1.0             0.2       0.1

CLASS B SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
may be expended for the distribution of Class A shares ...................................       0.7            0.1       0.0

CLASS B(1) SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
may be expended for the distribution of Class A shares ...................................       0.2            0.0       0.0

STATE STREET RESEARCH GALILEO FUND

-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES TRUST
-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                             TRUSTEES

STATE STREET RESEARCH                      GERARD P. MAUS                       GERARD P. MAUS
GALILEO FUND                               Chairman of the Board,               Chief Financial Officer,
One Financial Center                       President, Chief Executive           Chief Administrative
Boston, MA 02111                           Officer and Treasurer                Officer, Director and Interim
                                                                                Chief Operating Officer,
INVESTMENT ADVISER                         PETER C. BENNETT                     State Street Research &
State Street Research &                    Vice President                       Management Company
Management Company
One Financial Center                       BARTLETT R. GEER                     BRUCE R. BOND
Boston, MA 02111                           Vice President                       Former Chairman of the Board,
                                                                                Chief Executive Officer
DISTRIBUTOR                                JOHN H. KALLIS                       and President, PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                       STEVE A. GARBAN
One Financial Center                       KIM M. PETERS                        Former Senior Vice President
Boston, MA 02111                           Vice President                       for Finance and Operations and
                                                                                Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       THOMAS A. SHIVELY                    State University
State Street Research                      Vice President
Service Center                                                                  DEAN O. MORTON
P.O. Box 8408                              JAMES M. WEISS                       Former Executive Vice
Boston, MA 02266-8408                      Vice President                       President,  Chief Operating
1-87-SSR-FUNDS (toll free)                                                      Officer and Director,
                                           ELIZABETH MCCOMBS WESTVOLD           Hewlett-Packard Company
CUSTODIAN                                  Vice President
State Street Bank and                                                           SUSAN M. PHILLIPS
Trust Company                              KENNARD WOODWORTH, JR.               Dean, School of Business and
225 Franklin Street                        Vice President                       Public Management, George
Boston, MA 02110                                                                Washington University; former
                                           JOSEPH W. CANAVAN                    Member of the Board of Governors
LEGAL COUNSEL                              Assistant Treasurer                  of the Federal Reserve System and
Goodwin, Procter & Hoar LLP                                                     Chairman and Commissioner of
Exchange Place                             DOUGLAS A. ROMICH                    the Commodity Futures Trading
Boston, MA 02109                           Assistant Treasurer                  Commission

INDEPENDENT AUDITORS                       FRANCIS J. MCNAMARA, III             TOBY ROSENBLATT
PricewaterhouseCoopers LLP                 Secretary and General Counsel        President, Founders Investments Ltd.
160 Federal Street                                                              President, The Glen Ellen Company
Boston, MA 02110                           DARMAN A. WING
                                           Assistant Secretary and              MICHAEL S. SCOTT MORTON
                                           Assistant General Counsel            Jay W. Forrester Professor of
                                                                                Management, Sloan School of
                                           AMY L. SIMMONS                       Management, Massachusetts
                                           Assistant Secretary                  Institute of Technology

STATE STREET RESEARCH GALILEO INCOME FUND
One Financial Center
Boston, MA 02111





QUESTIONS? COMMENTS?

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

CALL us toll free at 1-87-SSR-FUNDS (1-877-773-8637 or [hearing impaired 1-800-676-7876]
    [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

[LOGO] STATE STREET RESEARCH

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Galileo Fund prospectus.

When used after June 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: (exp 0601) SSR-LD                                  GA-1891-0600

[LOGO] STATE STREET RESEARCH                            [PHOTO]

Legacy Fund
--------------------------------------------------------------------------------

                                                   Annual Report to Shareholders
                                                   April 30, 2000
---------------
In this Report
---------------
                                   Setting the
                                 Record Straight
                            on Tax-Managed Investing

                                    [PHOTO]

                                      plus

                                          Tax-Management Techniques

                                          The Fed Tries to Dampen
                                          a Sizzling Economy

                                          Fund Portfolio and Financials

--------------------------------------------------------------------------------

                                    Contents

2     12 Month Review

      A look at the fund and its market environment over the past 12 months

6     Performance in Perspective

      The most recent performance in the context of the fund's track record

8     The Fund in Detail

      Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

[PHOTO]
Gerard P. Maus

It would be nice if there were a compass to point investors in the right direction in a volatile market. But if you have an anchor to keep you grounded, you won't have to worry about what to do next. Focus on your plan, continue to invest regularly, and don't let short-term factors derail your long-term goals. Pay attention to the recent rumblings about inflation, rising interest rates and concerns about valuation. But consider the opportunities yet to be mined in a robust economy with prospects for continued innovation in technology, telecommunications, biotechnology and elsewhere. Read up on how your mutual funds have performed, what your fund manager thinks and how that affects the fund's performance. That's what you'll find in these pages. With our new report format, they are easier to follow. No compass required.

Sincerely,


/s/ Gerard P. Maus

Gerard P. Maus
Chief Executive Officer
State Street Research Funds

[GRAPHIC]

       12 Month Review Management's Discussion of Fund Performance Part 1

                            How State Street Research
                              Legacy Fund Performed

It was a good year for State Street Research Legacy Fund. The fund returned 10.89% for the 12-month period ended April 30, 2000 and paid no distributions. Its return was higher than the 10.12% return on the S&P 500 Index for the same period.

Reasons for the Fund's Performance

Despite a volatile spring, technology stocks drove the stock market and accounted for much of Legacy Fund's gains. Exactly 30% of the fund's assets were invested in technology, including Cisco, Analog Devices, i2 Technologies and EMC, which were among the fund's strongest performers. We took profits in selected technology stocks in advance of the March downturn. However, we continue to hold a market weighting in the sector.

Although the health care sector generally lagged the market, our investments in Amgen, a leading biotechnology company, and Medtronic, a medical equipment company, did well. Investments in CBS, which is now Viacom, and Home Depot also contributed to performance.

We were disappointed by the performance of Xerox, Caterpillar and Bank One, which we had targeted for their turnaround potential. We sold our investment in Xerox and Bank One, but held on to Caterpillar on the belief that stronger global economic growth could begin to help boost earnings.

Outlook

As long as the Federal Reserve continues to raise interest rates, we expect the stock market to continue to be volatile and trendless. In that environment, we believe our diversified portfolio of high-quality companies is well positioned to withstand volatility and perform in line with the market.

More Management's Discussion of Fund Performance on pages 6 and 7.

Because financial markets and mutual fund strategies are constantly evolving, it's possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

                                Class A Shares(1)

                                     30.08%

          Technology stocks accounted for much of Legacy Fund's gains.

                                     {PHOTO]
                                 Pete Woodworth

                               Portfolio Manager,
                              State Street Research
                                   Legacy Fund

                                 Morgan Stanley
                             Capital International
                                 EAFE Index(2)

                                      6.72%


2  State Street Research Legacy Fund

--------------------------------------------------------------------------------
[GRAPHIC] The Fund at a Glance as of 4/30/00
--------------------------------------------------------------------------------

State Street Research Legacy Fund: a tax-managed approach to investing in stocks for long-term growth.

Amgen

We invested in Amgen, a biotech leader with highly profitable existing products as well as new products in the pipeline. Although the stock has come down from its January high of $75/share, it has held up better than many other biotech stocks.

                                    [GRAPHIC]

                                      Hits
                                        &
                                     Misses

                                    [GRAPHIC]

Xerox

We invested in Xerox on the expectation that the company, which made its reputation in the photocopier business, was poised for a turnaround. However, when the company announced disappointing sales and earnings figures in the third quarter of 1999, we lost our confidence in management's ability to recover and sold our position at a loss.

Total Net Assets: $483 million
--------------------------------------------------------------------------------
Top 10 Holdings

     Issuer/Security           % of fund assets

(1)  Cisco Systems                         6.6%

(2)  General Electric                      5.5%

(3)  Total Fina SA                         4.8%

(4)  Amgen                                 3.6%

(5)  Home Depot                            3.6%

(6)  IBM                                   3.5%

(7)  Solectron                             3.4%

(8)  Tyco International                    3.3%

(9)  EMC                                   3.2%

(10) General Motors                        3.1%

     Total                                40.6%

See page 11 for more detail.

Performance: Class A

Year ended 4/30/00: 10.89%(1)

Fund average annual total return as of 4/30/00(1,3)

                Life of Fund
    1 Year       (12/31/97)
-----------------------------------------------
    10.89%         22.30%

S&P 500 as of 4/30/00(2)

                Life of Fund
    1 Year       (12/31/97)
-----------------------------------------------
    10.12%         20.50%

Fund average annual total return as of 3/31/00(3,4)

                Life of Fund
    1 Year       (12/31/97)
-----------------------------------------------
    12.61%         21.88%

See pages 6 and 7 for data on other share classes.

S&P 500 as of 3/31/00(2)

                Life of Fund
    1 Year       (12/31/97)
-----------------------------------------------
    17.93%         22.96%

--------------------------------------------------------------------------------
Top 5 Industries
% of fund assets

April 30, 1999                               April 30, 2000

Drugs &                                      Communications
Biotechnology       10.4%                    Technology          12.7%
---------------------------                  -----------------------------
Computer                                     Drugs &
Technology           8.2%                    Biotechnology       11.3%
---------------------------                  -----------------------------
Banks and                                    Multi-Sector         8.8%
Savings & Loans      8.0%
---------------------------                  -----------------------------
Multi-Sector         7.0%                    Technology           6.7%
---------------------------                  -----------------------------
Telecommunications   6.6%                    Retail               6.5%

--------------------------------------------------------------------------------
Ticker Symbols

State Street Research Legacy Fund

Class A: SRLAX Class B(1): SRLPX Class B: SRLBX Class C: SRLCX Class S: SRLSX*

--------------------------------------------------------------------------------
(1)   Does not reflect sales charge.

(2) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(4)   Performance reflects a maximum 5.75% Class A front-end sales charge.

*     Proposed.

[GRAPHIC]

The Way We Think

                                   Setting the
                                 Record Straight
                            on Tax-Managed Investing

If you think tax-managed investing is only for the wealthy, you're not alone. It's one of the most common misconceptions to surface as tax-managed investing has gained popularity over the past several years. At State Street Research, we've used tax-managed strategies since our founding in 1924. And we'd like to set the record straight, using the knowledge we've gained over more than 75 years. Following are eight common misconceptions about tax-managed investing, who benefits, how it works and why.

1     Tax efficiency is the primary goal of tax management

Yes, and no. No fund wants to be tax inefficient. But the primary goal of a tax-managed fund is to maximize after-tax returns. If Fund A returns 15% pre-tax and 12% after-tax, its tax efficiency is 80%. If Fund B returns 12% pre-tax and 11% after-tax, it has a higher tax efficiency (92%) than Fund A, but a lower after-tax return. Which one would you choose?

2     Only the wealthy need to be concerned about taxes

With federal income tax rates as high as 39.6%, it's true that high-income investors enjoy the greatest benefit from tax-management strategies. But even investors in the 28% federal income tax bracket stand to gain from tax-management strategies -- particularly if the effects of state taxes are included.

[PHOTO]

3     Portfolio turnover is the key indicator of tax efficiency

Portfolio turnover is often a good indicator, but it's not always a very reliable measure of tax efficiency. In fact, studies show that the statistical correlation between portfolio turnover and tax efficiency are relatively weak and it may be more reliable to consider turnover relative to a fund's average holding period.

4     Indexing is the best way to maximize after-tax returns

Index funds have certain characteristics, such as low turnover, that tend to foster

--------------------------------------------------------------------------------
The Fed Tries to Dampen a Sizzling Economy

Despite five consecutive one-quarter percent interest rate hikes, the Federal Reserve Board has not been able to slow economic growth to an acceptable level. In fact, the pace of the U.S. economy quickened to 5% as the current expansion, which began in 1991, turned nine years old in February.

Inflation Rises Rising energy costs pushed inflation up from 1.2% to 2.9% over the past year. Even core inflation -- figured without the impact of energy, food and tobacco -- rose 1.7%. Labor costs rose 4.3% over the past year -- an eight-year high -- while unemployment fell to 3.9%, a 30-year low. American consumers celebrated the good times by opening their checkbooks. Consumer spending rose an astonishing 8.3% last year while the personal savings rate fell to 0.4% in the last quarter of the period, up slightly from a low of 0.2% recorded in February.

Markets Fear Fed's Heavy Hand 1999 ended on a strong note for the S&P 500. Late-year results for the technology-driven Nasdaq were stunning, and 2000 got off to a strong start. However, by March, prospects of further interest rate increases coupled with soaring valuations on technology stocks became more than the stock market could bear. All major stock market indices had sunk into negative territory for the calendar year by April. The bond market, which had been hampered in 1999 by factors associated with Y2K, was further weakened by rising rates. Long-term U.S. Treasury bonds were the exception: they were strong performers as the result of a federal buyback of bonds and in reaction to the Fed's aggressive moves to curb inflation. Global markets have slumped in sympathy with U.S. markets. Around the world, investors wait to see whether the Fed's heavy hand can slow the good ship U.S. without capsizing it.

                            The Five Fed Rate Hikes
                            Target an Overheating Economy

                       Federal Funds* rate after increase

    [The following information was represented by a bar graph in the printed material.]

                                6/30/99 - 5.00%
                                8/24/99 - 5.25%
                                11/16/99 - 5.50%
                                2/02/00 - 5.75%
                                3/21/00 - 6.00%

                            Source: Federal Reserve.

*The interest rate Federal Reserve member banks charge each other for overnight loans.

4  State Street Research Legacy Fund
--------------------------------------------------------------------------------
tax efficiency. However, index funds also have some unique limitations:

o Managers are required to buy or sell whenever a stock is added to or deleted from an index, which can lead to a considerable recognition of gains.

o Timing of sales may also be inefficient. An index fund may sell a stock just days before it would qualify for long-term capital gains treatment.

o A fund may also have to invest in high dividend stocks simply because they are part of the index.

o And, when shareholders redeem from the fund, tax efficiency can go out the window. If a large number of redemptions take place in a declining market, the fund could be forced to realize considerable gains while it is losing money.

5     Any investment style can be tax efficient

Not really. Growth-oriented investment strategies seem to be more appropriate for tax-managed investing. That's because growth is oriented toward capital appreciation. A 1998 study found that growth funds provided higher average pre-tax returns, higher after-tax returns, and greater tax efficiency than growth and income mutual funds, or equity income funds, which may have a heavier emphasis on value.

Mutual funds that focus on large-cap stocks are also better candidates for tax-managed investing than small-cap funds. Small-cap funds have a built in reason to sell: If a company succeeds, it's no longer small and no longer fits the portfolio. Small companies are also more likely to be bought out -- another road to capital gains.

6     Taxes don't have much impact on fund rankings

Not so, say Dickson and Shoven, in a 1993 study of growth and growth and income funds. One fund soared from a pre-tax ranking in the 19th percentile to the 61st percentile on an after-tax basis. If a fund isn't run with an eye toward tax efficiency, there's always the risk that its after-tax performance could bring it down the rankings chart.

7     Once tax efficient, always tax efficient

Not if past tax efficiency is largely a matter of coincidence. Only mutual funds whose objectives or management styles include sensitivity to taxes are likely to maintain their tax efficiency over time.

8     All tax-sensitive investors have the same needs

Generalizations can be comforting, but investors are different. Federal and state marginal rates vary from individual to individual. Some taxpayers are subject to the federal alternative minimum tax, or AMT.

Led astray by a grain of truth

Misconceptions about tax-managed investing usually contain a grain of truth. But, as you can see, it's easy to oversimplify the concept and reach an incorrect conclusion. If you have questions about tax-managed investing, talk to your financial professional. Or call us toll-free at 1-87-SSR-FUNDS (1-877-773-8637) and ask for a copy of Tax-Managed Investing: a State Street Research White Paper. It's free.

--------------------------------------------------------------------------------
A Closer Look [GRAPHIC]

Tax Management Techniques

Pete Woodworth, portfolio manager of State Street Research Legacy Fund, employs six techniques that are specifically associated with tax efficiency. He:

o     focuses on maximizing after-tax returns rather than minimizing taxes.

o focuses on the holding period of his positions, rather than on the turnover.

o takes advantage of opportunities to offset capital gains by harvesting capital losses elsewhere in the portfolio.

o     uses a buy-and-hold strategy.

o staggers the purchase of securities and sells them on a highest-in, first-out (HIFO) basis. That means the shares bought at the highest price are sold first to minimize capital gains.

o     avoids high-yielding securities.

Woodworth points out that investors can use these same techniques to improve the tax efficiency of their individual portfolios.

--------------------------------------------------------------------------------

Growth Funds Are Top Candidates for Tax Efficiency

Average return rankings for mutual fund classes, 1976-1996

Fund type                                     Pre-tax return   After-tax return
--------------------------------------------------------------------------------
Growth                                                15.36%             11.92%
--------------------------------------------------------------------------------
Growth & income                                       13.75%              9.89%
--------------------------------------------------------------------------------
Equity income                                         13.71%              9.31%
--------------------------------------------------------------------------------
Taxable bonds                                          8.68%              4.13%
--------------------------------------------------------------------------------
Municipal bonds                                        6.79%              6.60%
--------------------------------------------------------------------------------
Source: Donald J. Peters and Mary J. Miller, The Journal of Investing, 1998

[GRAPHIC]
  Performance in Perspective Management's Discussion of Fund Performance Part 2

                    Performance Figures as of April 30, 2000

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is never a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance. Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated. Performance would be lower if sales charges were reflected.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period -- say, five years -- in order to end up with the fund's actual cumulative return for those five years. In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Life of Fund

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000. It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A Front Load

o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see a prospectus for details)

o Lower annual expenses than Class B(1) or Class C shares because of lower service (12b-1) fee of 0.25%

                                                            Life of Fund
Cumulative Total Return                         1 Year       (12/31/97)
(does not reflect                             ----------------------------
sales charge)                                   10.89%         59.98%

                                                            Life of Fund
Average Annual Total Return                     1 Year       (12/31/97)
(at maximum applicable                        ----------------------------
sales charge)                                    4.51%         19.24%


$10,000 Over Life of Fund

Class A

"97"    9425    10000
"98"    10990   11511
"99"    13598   14023
"00"    15078   15442
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B(1) Back Load for accounts opened after 1/1/99

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual distribution/service (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                            Life of Fund
Cumulative Total Return                         1 Year       (12/31/97)
(does not reflect                             ----------------------------
sales charge)                                   10.01%         57.18%

                                                            Life of Fund
Average Annual Total Return                     1 Year       (12/31/97)
(at maximum applicable                        ----------------------------
sales charge)                                    5.01%         20.41%

$10,000 Over Life of Fund

Class B(1)

"97"    10000   10000
"98"    11640   11511
"99"    14287   14023
"00"    15418   15442
--------------------------------------------------------------------------------


6 State Street Research Legacy Fund

--------------------------------------------------------------------------------
Class B Back Load for accounts opened before 1/1/99

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within five years

o Annual distribution/service (12b-1) fee of 1.00% (effective February 2000, this fee was voluntarily reduced to 0.34%)

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                            Life of Fund
Cumulative Total Return                         1 Year       (12/31/97)
(does not reflect                             ----------------------------
sales charge)                                   10.22%         57.48%


                                                            Life of Fund
Average Annual Total Return                     1 Year       (12/31/97)
(at maximum applicable                        ----------------------------
sales charge)                                    5.22%         20.51%



$10,000 Over Life of Fund

Class B

"97"    10000   10000
"98"    11640   11511
"99"    14287   14023
"00"    15448   15442
--------------------------------------------------------------------------------
Class C Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual distribution/service (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

                                                            Life of Fund
Cumulative Total Return                         1 Year       (12/31/97)
(does not reflect                             ----------------------------
sales charge)                                   10.01%         57.18%

                                                            Life of Fund
Average Annual Total Return                     1 Year       (12/31/97)
(at maximum applicable                        ----------------------------
sales charge)                                    9.01%         21.41%

$10,000 Over Life of Fund

Class C

"97"    10000   10000
"98"    11630   11511
"99"    14287   14023
"00"    15718   15442
--------------------------------------------------------------------------------
Class S Special Programs

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see a prospectus for details)

o     No sales charges of any kind

o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes

                                                            Life of Fund
Cumulative Total Return                         1 Year       (12/31/97)
(does not reflect                             ----------------------------
sales charge)                                   11.12%         60.98%

                                                            Life of Fund
Average Annual Total Return                     1 Year       (12/31/97)
(at maximum applicable                        ----------------------------
sales charge)                                   11.12%         22.63%

$10,000 Over Life of Fund

Class S
"97"    10000   10000
"98"    11680   11511
"99"    14487   14023
"00"    16098   15442
--------------------------------------------------------------------------------

[MAGNIFYING GLASS]

A Closer Look

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

All of the performance figures on these pages assume reinvestment of dividends and distributions.

The average annual total returns for the fund also include the effects of any fees and sales charges that would apply for each share class.

The S&P 500 (officially, the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares.

Class B(1) was introduced January 1, 1999.

[GRAPHIC]

The Fund in Detail

                                                                         [PHOTO]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past fiscal year and give a summary of operations on a per share basis for the past three fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 9 to 20 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, check the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To get a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


8  State Street Research Legacy Fund

About the Fund
--------------------------------------------------------------------------------
Business structure

State Street Research Legacy Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Securities Trust, a Massachusetts business trust and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversee the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities (see inside back cover for trustee information).

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife. State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 65% of total assets in stocks and convertible securities of mid- and large-size companies. The fund employs a tax-managed strategy, generally seeking to identify stocks with long-term growth potential and holding them for extended periods.

Share classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and paid a service fee equal to 0.25% of average daily net assets. Class B(1) shares pay annual distribution and service fees of 1.00%. Prior to February 1, 2000, Class B shares paid annual distribution and service fees of 1.00% and effective February 1, 2000 began paying annual distribution and service fees of 0.34%. Class B(1) and Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees.

The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within sixty days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest -- The fund accrues interest daily as it earns it.

      o     Cash dividends -- The fund accrues these on the ex-dividend date.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

      o Dividends from net investment income -- The fund ordinarily declares and pays these annually, if any, and may make an additional distribution if tax regulations make it necessary.

      o Net realized capital gains -- The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund -- The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series -- These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The fund's securities and investment practices carry certain risks.

The text and notes are an integral part of the financial statements.


10  State Street Research Legacy Fund

Portfolio Holdings  April 30, 2000
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

Key to symbols

*     Denotes a security which has not paid a dividend during the last year.

+ Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.

                                                                      Market
    Issuer                                              Shares         Value
    ----------------------------------------------------------------------------
    Common Stocks  97.1% of net assets

    Consumer Discretionary  10.3% of net assets
    ============================================================================

    Advertising Agencies  2.1%
    ----------------------------------------------------------------------------
    Interpublic Group of Companies, Inc.                247,900      $10,163,900
                                                                    ------------
    Communications, Media & Entertainment  1.7%
    ----------------------------------------------------------------------------
    CBS Corp.*                                          133,900        7,866,625
                                                                    ------------
    Retail  6.5%
    ----------------------------------------------------------------------------
(5) Home Depot Inc.                                     305,950       17,152,322
      Building and home improvement products
    ----------------------------------------------------------------------------
    Target Corp.                                        215,800       14,364,187
                                                                    ------------
    ----------------------------------------------------------------------------
                                                                      31,516,509
                                                                    ------------
    Total Consumer Discretionary                                      49,547,034
                                                                    ------------

    Consumer Staples  8.1% of net assets
    ============================================================================

    Beverages  2.4%
    ----------------------------------------------------------------------------
    Coca-Cola Co.                                       246,000       11,577,375
                                                                    ------------
    Drug & Grocery Store Chains  3.8%
    ----------------------------------------------------------------------------
    CVS Corp.                                           276,600       12,032,100
    ----------------------------------------------------------------------------
    Kroger Co.*                                         353,300        6,558,131
                                                                    ------------
    ----------------------------------------------------------------------------
                                                                      18,590,231
                                                                    ------------
    Household Products  1.9%
    ----------------------------------------------------------------------------
    Procter & Gamble Co.                                150,700        8,985,488
                                                                    ------------
    Total Consumer Staples                                            39,153,094
                                                                    ------------

    Financial Services  9.5% of net assets
    ============================================================================

    Banks & Savings & Loan  2.3%
    ----------------------------------------------------------------------------
    Bank of America Corp.                               232,337       11,384,513
                                                                    ------------
    Insurance 1.5%
    ----------------------------------------------------------------------------
    Ace Ltd.                                            301,600        7,219,550
                                                                    ------------
    Miscellaneous Financial  5.7%
    ----------------------------------------------------------------------------
    American Express Co.                                 99,500       14,931,219
    ----------------------------------------------------------------------------
    Federal National Mortgage Association               207,700       12,526,906
                                                                    ------------
    ----------------------------------------------------------------------------
                                                                      27,458,125
                                                                    ------------
    Total Financial Services                                          46,062,188
                                                                    ------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings April 30, 2000 CONTINUED

                                                                   Market
    Issuer                                           Shares         Value
    -------------------------------------------------------------------------

    Health Care  14.3% of net assets
    =========================================================================

    Drugs & Biotechnology  11.3%
    -------------------------------------------------------------------------
(4) Amgen Inc.*                                      309,500      $17,332,000
      Human therapeutics
    -------------------------------------------------------------------------
    Johnson & Johnson                                171,300       14,132,250
    -------------------------------------------------------------------------
    Pfizer Inc.                                      282,300       11,891,887
    -------------------------------------------------------------------------
    Pharmacia Corp.                                  223,600       11,166,025
                                                                 ------------
    -------------------------------------------------------------------------
                                                                   54,522,162
                                                                 ------------
    Hospital Supply  3.0%
    -------------------------------------------------------------------------
    Medtronic Inc.                                   277,400       14,407,463
                                                                 ------------
    Total Health Care                                              68,929,625
                                                                 ------------

    Integrated Oils  4.8% of net assets
    =========================================================================

(3) Integrated International  4.8%
    Total Fina SA+                                   307,700       23,269,813
                                                                 ------------
      Oil services
    -------------------------------------------------------------------------
    Total Integrated Oils                                          23,269,813
                                                                 ------------

    Materials & Processing 2.3% of net assets
    =========================================================================

    Chemicals  2.3%
    -------------------------------------------------------------------------
    E.I. Du Pont De Nemours & Co.                    233,400       11,071,913
                                                                 ------------
    Total Materials & Processing                                   11,071,913
                                                                 ------------

    Other  8.8% of net assets
    =========================================================================

    Multi-Sector  8.8%
    -------------------------------------------------------------------------
(2) General Electric Co.                             169,200       26,606,700
      Consumer and industrial products
    -------------------------------------------------------------------------
(8) Tyco International Ltd.                          348,800       16,023,000
                                                                 ------------
      Diversified manufacturer/service
    -------------------------------------------------------------------------
    Total Other                                                    42,629,700
                                                                 ------------

    Producer Durables  6.7% of net assets
    =========================================================================

    Machinery  1.6%
    -------------------------------------------------------------------------
    Caterpillar Inc.                                 190,800        7,524,675
                                                                 ------------
    Miscellaneous Equipment  3.1%
    -------------------------------------------------------------------------
    Danaher Corp.                                    260,900       14,903,912
                                                                 ------------
    Telecommunications Equipment  2.0%
    -------------------------------------------------------------------------
    American Tower Corp. Cl. A*                      209,900        9,760,350
                                                                 ------------
    Total Producer Durables                                        32,188,937
                                                                 ------------

    Technology  30.0% of net assets
    =========================================================================

    Communications Technology 12.7%
    -------------------------------------------------------------------------
(1) Cisco Systems Inc.*                               459,800     $31,877,072
      Data networking
    -------------------------------------------------------------------------
(10)General Motors Corp. Cl. H*                       157,700      15,188,481
      Cars/satellite and wireless communications
    -------------------------------------------------------------------------
    Lucent Technologies Inc.                          230,200      14,315,563
                                                                 ------------
    -------------------------------------------------------------------------
                                                                   61,381,116
                                                                 ------------
    Computer Software  4.1%
    -------------------------------------------------------------------------
    i2 Technologies Inc.*                              56,400       7,289,700
    -------------------------------------------------------------------------
    Microsoft Corp.*                                  179,200      12,499,200
                                                                 ------------
    -------------------------------------------------------------------------
                                                                   19,788,900
                                                                 ------------
    Computer Technology  6.7%
    -------------------------------------------------------------------------
(9) EMC Corp.*                                        112,100      15,574,894
      Memory devices
    -------------------------------------------------------------------------
(6) IBM Corp.                                         149,300      16,665,612
                                                                 ------------
      Computer systems
    -------------------------------------------------------------------------
                                                                   32,240,506
                                                                 ------------
    Electronics  3.4%
    -------------------------------------------------------------------------
(7) Solectron Corp.*                                  345,700      16,183,081
                                                                 ------------
      Integrated solutions

    Electronics: Semi-Conductors/Components  3.1%
    -------------------------------------------------------------------------
    Analog Devices Inc.*                              195,300      15,001,481
                                                                 ------------
    Total Technology                                              144,595,084
                                                                 ------------
    Utilities  2.3% of net assets
    =========================================================================

    Telecommunications  2.3%
    -------------------------------------------------------------------------
    MCI WorldCom Inc.*                                247,100      11,227,606
                                                                 ------------
    Total Utilities                                                11,227,606
                                                                 ------------

    Total Common Stocks                                           468,674,994(1)
                                                                 ------------

--------------------------------------------------------------------------------
(1)   The fund paid a total of $395,718,875 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12  State Street Research Legacy Fund

                                                        Coupon              Maturity        Amount of          Market
Issuer                                                   Rate                 Date          Principal           Value
--------------------------------------------------------------------------------------------------------------------------
Commercial Paper  2.6% of net assets

--------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp.                            5.96%              5/02/2000       $8,000,000        $8,000,000
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.                                    5.97%              5/05/2000        1,657,000         1,657,000
--------------------------------------------------------------------------------------------------------------------------
Household Finance Corp.                                  5.99%              5/02/2000        2,846,000         2,846,000
                                                                                                            ------------
Total Commercial Paper                                                                                        12,503,000(1)
                                                                                                            ------------

--------------------------------------------------------------------------------
(1)   The fund paid a total of $12,503,000 for these securities.
--------------------------------------------------------------------------------

                                                                               % of
                                                                            Net Assets
--------------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets

--------------------------------------------------------------------------------------------------------------------------
Investments                                                                     99.7%                       $481,177,994(2)
--------------------------------------------------------------------------------------------------------------------------
Cash and Other Assets, Less Liabilities                                          0.3%                          1,511,249
                                                                               -----                        ------------
--------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%                       $482,689,243
                                                                               =====                        ============

--------------------------------------------------------------------------------
(2)   The fund paid a total of $408,221,875 for these securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Federal Income Tax Information

At April 30, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $408,223,462 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                     $96,113,831

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                     (23,159,299)
                                                                   ------------
                                                                    $72,954,532
                                                                   ============
--------------------------------------------------------------------------------

At April 30, 2000, the fund had a capital loss carryforward of $2,654,875 available, to the extent provided in regulations, to offset future capital gains, if any, of which $353,559 and $2,301,316 expire on April 30, 2007 and 2008, repectively.

            The text and notes are an integral part of the financial statements.

Statement of
Assets and Liabilities  April 30, 2000
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at market value                                    $481,177,994(1)
Cash                                                                      32
Receivable for securities sold                                    12,031,096
Receivable for fund shares sold                                    2,574,397
Dividends and interest receivable                                    277,112
Deferred organization costs and other assets                          70,212
                                                              --------------
                                                                 496,130,843
Liabilities

Payable for securities purchased                                  11,764,034
Accrued management fee                                               509,019
Payable for fund shares redeemed                                     480,154
Accrued distribution and service fees                                473,567
Accrued transfer agent and shareholder services                      159,059
Accrued trustees' fees                                                 5,089
Other accrued expenses                                                50,678
                                                              --------------
                                                                  13,441,600
                                                              --------------

Net Assets                                                      $482,689,243
                                                              ==============
Net Assets consist of:
  Unrealized appreciation of investments                         $72,956,119
  Accumulated net realized loss                                   (2,656,462)
  Paid-in capital                                                412,389,586
                                                              --------------
                                                                $482,689,243(2)
                                                              ==============

--------------------------------------------------------------------------------
(1)   The fund paid a total of $408,221,875 for these securities.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(2)                 Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

            Net Assets   /  Number of Shares   =        NAV

       A     $143,037,332       8,946,539             $15.99*

       B(1)  $153,358,607       9,762,375             $15.71**

       B     $109,135,324       6,934,554             $15.74**

       C      $69,061,331       4,395,560             $15.71**

       S       $8,096,649         503,304             $16.09

*     Maximum offering price per share $16.97 ($15.99 / .9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


14  State Street Research Legacy Fund

Statement of
Operations  For the year ended April 30, 2000
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                   $2,416,763(1)
Interest                                                             627,151
                                                               -------------
                                                                   3,043,914
Expenses

Management fee                                                     2,252,800(2)
Service fee - Class A                                                261,389(3)
Distribution and service fees - Class B(1)                           894,938(3)
Distribution and service fees - Class B                              822,638(3)
Distribution and service fees - Class C                              455,132(3)
Transfer agent and shareholder services                              682,112(4)
Custodian fee                                                        142,956
Registration fees                                                    133,383
Reports to shareholders                                               56,649
Legal fees                                                            33,968
Audit fee                                                             21,183
Amortization of organization costs                                    18,000(5)
Trustees' fees                                                        11,649(6)
Miscellaneous                                                         17,622
                                                               -------------
                                                                   5,804,419

Fees paid indirectly                                                 (21,437)(7)
                                                               -------------
                                                                   5,782,982
                                                               -------------
Net investment loss                                               (2,739,068)
                                                               -------------
Realized and Unrealized Gain
(Loss) on Investments

Net realized loss on investments                                  (2,302,879)(8)
Net unrealized appreciation of investments                        41,772,675
                                                               -------------
Net gain on investments                                           39,469,796
                                                               -------------
Net increase in net assets resulting
  from operations                                                $36,730,728
                                                               =============

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $25,496.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(2)   The management fee is 0.65% of fund net assets, annually.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(3) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(4) Includes a total of $295,051 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(5) Organization costs were capitalized and are being amortized straight-line over five years.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(6) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees fees to affiliated trustees).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(7) Represents transfer agent credits earned from uninvested cash balances and directed brokerage credits used to reduce the custodian fee.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(8) To earn this, the fund sold $110,790,031 of securities. During this same period, the fund also bought $345,923,256 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                    Years ended April 30
-----------------------------------------------------------------------------
                                                   1999              2000
-----------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment loss                             $(665,565)       $(2,739,068)
Net realized loss on investments                 (353,576)        (2,302,879)
Net unrealized appreciation
  of investments                               28,621,415         41,772,675
                                            --------------------------------
Net increase resulting
  from operations                              27,602,274         36,730,728
                                            --------------------------------
Distribution from net realized gains:
  Class A                                         (15,436)                --
  Class B                                         (32,058)                --
  Class C                                          (7,667)                --
  Class S                                          (2,296)                --
                                            --------------------------------
                                                  (57,457)                --
                                            --------------------------------
Net increase from
  fund share transactions                     135,924,353        241,714,021(1)
                                            --------------------------------
Total increase
  in net assets                               163,469,170        278,444,749
                                            --------------------------------
Net Assets
Beginning of year                              40,775,324        204,244,494
                                            --------------------------------
End of year                                  $204,244,494       $482,689,243
                                            ================================

The text and notes are an integral part of the financial statements.


16  State Street Research Legacy Fund

--------------------------------------------------------------------------------
(1)   These transactions break down by share class as follows:

                                                                                      Years ended April 30
                                                                   ----------------------------------------------------------------
                                                                               1999                          2000
                                                                   ----------------------------------------------------------------
Class A                                                               Shares          Amount        Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                         3,622,168     $45,842,648     6,594,156      $99,176,897*
 Issued upon reinvestment of distribution from net realized gains          919          11,400            --               --
 Shares redeemed                                                      (584,292)     (7,001,947)   (1,713,861)     (26,504,520)
                                                                   ----------------------------------------------------------------
 Net increase                                                        3,038,795     $38,852,101     4,880,295      $72,672,377
                                                                   ================================================================

Class B(1)                                                           Shares(a)      Amount(a)        Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                         1,782,571     $24,178,751     8,559,352     $126,892,143**
 Shares redeemed                                                       (69,936)       (989,900)     (509,612)      (7,786,415)***
                                                                   ----------------------------------------------------------------
 Net increase                                                        1,712,635     $23,188,851     8,049,740     $119,105,728
                                                                   ================================================================

Class B                                                               Shares          Amount        Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                         5,151,707     $63,062,399     1,872,246      $27,832,460**
 Issued upon reinvestment of distribution from net realized gains        1,370          16,880            --               --
 Shares redeemed                                                      (656,476)     (8,053,180)   (1,126,376)     (16,907,851)***
                                                                   ----------------------------------------------------------------
 Net increase                                                        4,496,601     $55,026,099       745,870      $10,924,609
                                                                   ================================================================

Class C                                                               Shares          Amount        Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                         1,558,281     $19,296,668     2,886,082      $43,112,014**
 Issued upon reinvestment of distribution from net realized gains          227           2,800            --               --
 Shares redeemed                                                      (137,612)     (1,639,209)     (339,217)      (5,111,844)****
                                                                   ----------------------------------------------------------------
 Net increase                                                        1,420,896     $17,660,259     2,546,865      $38,000,170
                                                                   ================================================================

Class S                                                               Shares          Amount        Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                            87,078      $1,205,796       126,833       $1,988,265
 Issued upon reinvestment of distribution from net realized gains          184           2,294            --               --
 Shares redeemed                                                          (902)        (11,047)      (63,353)        (977,128)
                                                                   ----------------------------------------------------------------
 Net increase                                                           86,360      $1,197,043        63,480       $1,011,137
                                                                   ================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share. MetLife owned 50,025 Class A shares, 11,799 Class B shares, 50,025 Class C shares and 387,908 Class S share of the fund.

* Includes $450,920 and $930,609 in sales charges collected by the distributor and MetLife.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $889,863, $9,986 and $4,259 for Class B(1), Class B and Class C, were paid by the distributor, not the fund.

*** Includes $209,250 and $256,171 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $4,596 in deferred sales charges collected by the distributor.

(a)   January 1, 1999 (commencement of share class) to April 30, 1999.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance.

                                                                                                      Class A
                                                                                   ---------------------------------------------
                                                                                               Years ended April 30
                                                                                   ---------------------------------------------
Per Share Data                                                                        1998 (a) (f)     1999 (a)      2000 (a)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                                  10.00           11.66         14.42
                                                                                        -----           -----         -----
 Net investment income (loss) ($)*                                                       0.00           (0.02)        (0.05)

 Net realized and unrealized gain
 on investments ($)                                                                      1.66            2.79          1.62
                                                                                        -----           -----         -----
Total from investment operations ($)                                                     1.66            2.77          1.57
                                                                                        -----           -----         -----
 Distribution from net realized gains ($)                                                  --           (0.01)           --
                                                                                        -----           -----         -----
Total distributions ($)                                                                    --           (0.01)           --
                                                                                        -----           -----         -----
Net asset value, end of year ($)                                                        11.66           14.42         15.99
                                                                                        =====           =====         =====
Total return (%) (b)                                                                    16.60 (d)       23.73         10.89

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                                                11,984          58,642       143,037

Expense ratio (%)*                                                                       1.25 (e)        1.20          1.22

Expense ratio after expense reductions (%)*                                              1.25 (e)        1.19          1.21

Ratio of net investment income (loss)
to average net assets (%)*                                                               0.01(e)        (0.14)        (0.34)

Portfolio turnover rate (%)                                                              6.44           42.09         33.23

*Reflects voluntary reduction of
expenses per share of these amounts ($)                                                  0.04            0.00            --

                                                                                                             Class B(1)
                                                                                                  ------------------------------
                                                                                                         Years ended April 30
                                                                                                  ------------------------------
Per Share Data                                                                                      1999 (a) (c)     2000 (a)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)                                                                 13.08         14.28
                                                                                                        -----         -----
  Net investment loss ($)                                                                               (0.04)        (0.17)

  Net realized and unrealized gain
  on investments ($)                                                                                     1.24          1.60
                                                                                                        -----         -----
 Total from investment operations ($)                                                                    1.20          1.43
                                                                                                        -----         -----
 Net asset value, end of year ($)                                                                       14.28         15.71
                                                                                                        =====         =====
 Total return (%) (b)                                                                                    9.17 (d)     10.01

 Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)                                                               24,454       153,359

 Expense ratio (%)                                                                                       1.88 (e)      1.97

 Expense ratio after expense reductions (%)                                                              1.87 (e)      1.96

 Ratio of net investment loss to average net assets (%)                                                 (1.00)(e)     (1.13)

 Portfolio turnover rate (%)                                                                            42.09         33.23

The text and notes are an integral part of the financial statements.


18  State Street Research Legacy Fund

                                                                                                     Class B
                                                                                  ---------------------------------------------
                                                                                               Years ended April 30
                                                                                  ---------------------------------------------
Per Share Data                                                                       1998 (a) (f)    1999 (a)      2000 (a)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)                                                 10.00         11.64         14.28
                                                                                        -----         -----         -----
  Net investment loss ($)*                                                              (0.03)        (0.11)        (0.12)

  Net realized and unrealized gain
  on investments ($)                                                                     1.67          2.76          1.58
                                                                                        -----         -----         -----
 Total from investment operations ($)                                                    1.64          2.65          1.46
                                                                                        -----         -----         -----
  Distribution from net realized gains ($)                                                 --         (0.01)           --
                                                                                        -----         -----         -----
 Total distributions ($)                                                                   --         (0.01)           --
                                                                                        -----         -----         -----
 Net asset value, end of year ($)                                                       11.64         14.28         15.74
                                                                                        =====         =====         =====
 Total return (%) (b)                                                                   16.40 (d)     22.74         10.22

 Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)                                               19,688        88,383       109,135

 Ratio of operating expenses

 Expense ratio (%)*                                                                      2.00 (e)      1.95          1.77

 Expense ratio after expense reductions (%)*                                             2.00 (e)      1.94          1.76

 Ratio of net investment loss to average net assets (%)*                                (0.76) (e)    (0.89)        (0.87)

 Portfolio turnover rate (%)                                                             6.44         42.09         33.23

 *Reflects voluntary reduction of
 expenses per share of these amounts ($)                                                 0.04          0.00            --

                                                                                                     Class C
                                                                                  ---------------------------------------------
                                                                                               Years ended April 30
                                                                                  ---------------------------------------------
Per Share Data                                                                      1998 (a) (f)    1999 (a)      2000 (a)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)                                                 10.00         11.63         14.28
                                                                                        -----         -----         -----
  Net investment loss ($)*                                                              (0.03)        (0.11)        (0.16)

  Net realized and unrealized gain
  on investments ($)                                                                     1.66          2.77          1.59
                                                                                        -----         -----         -----
 Total from investment operations ($)                                                    1.63          2.66          1.43
                                                                                        -----         -----         -----
  Distribution from net realized gains ($)                                                 --         (0.01)           --
                                                                                        -----         -----         -----
 Total distributions ($)                                                                   --         (0.01)           --
                                                                                        -----         -----         -----
 Net asset value, end of year ($)                                                       11.63         14.28         15.71
                                                                                        =====         =====         =====
 Total return (%) (b)                                                                   16.30 (d)     22.85         10.01

 Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)                                                4,977        26,399        69,061

 Expense ratio (%)*                                                                      2.00 (e)      1.95          1.97

 Expense ratio after expense reductions (%)*                                             2.00 (e)      1.94          1.96

 Ratio of net investment loss to average net assets (%)*                                (0.69) (e)    (0.90)        (1.10)

 Portfolio turnover rate (%)                                                             6.44         42.09         33.23

 *Reflects voluntary reduction of
 expenses per share of these amounts ($)                                                 0.04          0.00            --

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to April 30, 1999.

(d)   Not annualized.

(e)   Annualized.

(f)   December 31, 1997 (commencement of operations) to April 30, 1998.

            The text and notes are an integral part of the financial statements.

Financial Highlights CONTINUED

                                                                                                    Class S
                                                                                 ----------------------------------------------
                                                                                               Years ended April 30
                                                                                 ----------------------------------------------
Per Share Data                                                                    1998 (a) (f)      1999 (a)        2000 (a)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                                10.00          11.68           14.48
                                                                                      -----          -----           -----
 Net investment income (loss) ($)*                                                     0.03           0.02           (0.00)

 Net realized and unrealized gain
 on investments ($)                                                                    1.65           2.79            1.61
                                                                                      -----          -----           -----
Total from investment operations ($)                                                   1.68           2.81            1.61
                                                                                      -----          -----           -----
 Distribution from net realized gains ($)                                                --          (0.01)             --
                                                                                      -----          -----           -----
Total distributions ($)                                                                  --          (0.01)             --
                                                                                      -----          -----           -----
Net asset value, end of year ($)                                                      11.68          14.48           16.09
                                                                                      =====          =====           =====
Total return (%) (b)                                                                  16.80 (d)      24.04           11.12

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                                               4,127          6,367           8,097

Expense ratio (%)*                                                                     1.00 (e)       0.95            0.97

Expense ratio after expense reductions (%)*                                            1.00 (e)       0.94            0.96

Ratio of net investment income (loss) to average net assets (%)*                       0.60 (e)       0.16           (0.06)

Portfolio turnover rate (%)                                                            6.44          42.09           33.23

*Reflects voluntary reduction of
expenses per share of these amounts ($)                                                0.09           0.01              --

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to October 31, 1999.

(d)   Not annualized.

(e)   Annualized.

(f)   December 31, 1997 (commencement of operations) to April 30, 1998.

The text and notes are an integral part of the financial statements.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of State Street Research
Securities Trust and the Shareholders of State Street Research Legacy Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Legacy Fund (a series of State Street Research Securities Trust, hereafter referred to as the "Trust") at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 5, 2000


20  State Street Research Legacy Fund

Board of Trustees

Gerard P. Maus
Chief Financial Officer,
Chief Administrative Officer,
Director and Interim Chief Operating Officer
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the
Board of Governors of the Federal Reserve System and
Chairman and Commissioner of the Commodity Futures
Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

State Street Research Legacy Fund
--------------------------------------------------------------------------------

Report on Special Meeting of Shareholders

A Special Meeting of Shareholders of the State Street Research Legacy Fund ("Fund"), a series of State Street Research Financial Trust, was convened on February 25, 2000 ("Meeting"). The results of the Meeting are set forth below.

                                          Votes (millions of shares)
Action on Proposal                         For     Against   Abstain
--------------------------------------------------------------------------------
Class A Shares

The Fund's current Rule 12b-1
Distribution Plan was amended to
increase the amount that may be
expended for the distribution
of Class A shares                          3.3       0.5       0.3

Class B Shares

The Fund's current Rule 12b-1
Distribution Plan was amended to
increase the amount that may be
expended for the distribution
of Class A shares                          3.0       0.3       0.2

Class B(1) Shares

The Fund's current Rule 12b-1
Distribution Plan was amended to
increase the amount that may be
expended for the distribution
of Class A shares                          2.8       0.4       0.3

Glossary

12b-1 fees -- Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

Average Shares Method -- The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

Nasdaq -- The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

New York Stock Exchange -- The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

Principal Amount -- With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."


22  State Street Research Legacy Fund

[LOGO] STATE STREET RESEARCH                                     ---------------
       One Financial Center o Boston, MA 02111                      Bulk Rate
                                                                   U.S. Postage
                                                                      PAID
                                                                   Canton, MA
                                                                   Permit #313
                                                                 ---------------

Contact Information for
Investor Services
--------------------------------------------------------------------------------

New accounts

[HANDS]   contact your financial
          professional for assistance

[PHONE]   phone
          1-87-SSR-FUNDS (1-877-773-8637)

          Hearing-impaired:
          1-800-676-7876

          Chinese and Spanish-speaking:
          1-888-638-3193

[MAILBOX] mail
          State Street Research Service Center
          P.O. Box 8408
          Boston, MA 02266-8408

State Street Research
Spectrum of Funds

       Income                      Growth & Income                       Growth
--------------------------------------------------------------------------------------------------
CONSERVATIVE                                                                            AGGRESSIVE
--------------------------------------------------------------------------------------------------

High Income Fund              Argo Fund                          Global Resources Fund
Strategic Income Fund         Investment Trust                   Emerging Growth Fund
New York Tax-Free Fund        Alpha Fund                         Mid-Cap Growth Fund
Tax-Exempt Fund               Strategic Growth & Income Fund     Aurora Fund
Government Income Fund        Strategic Income Plus Fund         Concentrated International Fund
Money Market Fund                                                International Equity Fund
                                                                 Concentrated Growth Fund
                                                                 Growth Fund
                                                                 Galileo Fund
                                                                 Legacy Fund

Mutual fund purchases, exchanges and account information

[INTERNET] internet
           www.ssrfunds.com

[COMPUTER] e-mail
           info@ssrfunds.com

[PHONE]    phone
           1-87-SSR-FUNDS (1-877-773-8637)
           7 days a week, 24 hours a day

           Hearing-impaired:
           1-800-676-7876

           Chinese and Spanish-speaking:
           1-888-638-3193

[FAX]      fax
           1-617-737-9722
           (request confirmation number
           first from Service Center:
           1-87-SSR-FUNDS)

[MAILBOX]  mail
           State Street Research Service Center
           P.O. Box 8408
           Boston, MA 02266-8408

                          ---------------------------
                                     [LOGO]
                                     DALBAR
                             HONORS COMMITMENT TO:
                                   INVESTORS
                                      1999
                          ---------------------------
                           for Excellence in Service

For 24-hour Automated Access to Your Account

[INTERNET] www.ssrfunds.com

[PHONE] 1-87-SSR-FUNDS

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our Web site at www.ssrfunds.com

State Street Research

                                       FYI

o Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8673), Monday through Friday, 8am - 6pm Eastern Time, to learn more.

--------------------------------------------------------------------------------
This report must be accompanied or preceded by a current State Street Research Legacy Fund prospectus and a current Quarterly Performance Update.

To obtain a prospectus on any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

Control Number:(exp0601)SSR-LD                                      LF-1890-0600